UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05460

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(Exact name of registrant as specified in charter)

11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Address of principal executive offices) (Zip code)

Sheri Morris 11 Greenway Plaza, Suite 1000 Houston, Texas 77046

(Name and address of agent for service)

Registrant’s telephone number, including area code: (713) 626-1919

Date of fiscal year end: 8/31

Date of reporting period: 8/31/20

Item 1. Reports to Stockholders.

The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Annual Report to Shareholders	August 31, 2020
Investor Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio Invesco Premier U.S. Government Money Portfolio Invesco Premier Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by enrolling at invesco.com/edelivery.

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 959-4246 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

Investor Class shares of each Fund are offered only to certain grandfathered investors. See each Fund’s prospectus for more information.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED   |   MAY LOSE VALUE   |   NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.“1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Investor Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier[1]	23 - 45 days	39 days	70 days	$93.9 million
Invesco Premier U.S. Government Money[2]	6 - 48 days	23 days	104 days	48.2 million
Invesco Premier Tax-Exempt[3]	6 - 13 days	7 days	7 days	2.5 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Invesco Premier Tax-Exempt Portfolio

Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco	Invesco Premier	Invesco Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
1 - 7	30.2%	27.2%	2.8%
8 - 30	17.4	13.7	95.4
31 - 60	8.3	15.1	1.8
61 - 90	13.0	13.3	0.0
91 - 180	20.6	12.9	0.0
181+	10.5	17.8	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.52%(a)
Asset-Backed Securities - Fully Supported-0.40%
Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$ 6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%
Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844
Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450
				286,798,501

Diversified Banks-19.63%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000
DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253
				326,920,851

Diversified Capital Markets-2.37%
Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111
				39,465,349

Other Diversified Financial Services-1.50%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Specialized Finance-4.20%
Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$ 24,984,031
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944
FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217
				69,947,192
Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847
KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)
Credit Enhanced-5.95%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000
Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-3.00%
U.S. Treasury Bills-3.00%
U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$ 49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%
Technology Hardware, Storage & Peripherals-1.12%
Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase
			Amount

Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020,aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$ 10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(c)(i)	0.19%	-	-	35,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956

Total Repurchase Agreements (Cost $414,520,956)				414,520,956

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952

OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)

NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Government Sponsored Agency Securities-35.86%
Federal Farm Credit Bank (FFCB)-3.87%
Federal Farm Credit Bank	0.25%	09/01/2020	$ 25,000	$ 25,000,000
Federal Farm Credit Bank	0.25%	09/21/2020	100,000	99,986,111
Federal Farm Credit Bank	0.17%	11/09/2020	23,000	22,992,506
Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.08%)(a)	0.23%	02/01/2021	50,000	50,018,645
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	0.16%	03/17/2021	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/20/2021	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	20,000	20,000,000
				453,973,929

Federal Home Loan Bank (FHLB)-23.36%
Federal Home Loan Bank	2.88%	09/11/2020	3,050	3,052,163
Federal Home Loan Bank	4.63%	09/11/2020	2,290	2,292,709
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	224,000	224,000,164
Federal Home Loan Bank	1.38%	09/28/2020	7,000	7,005,743
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank	0.32%	10/02/2020	100,000	99,972,444
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	150,000	150,000,000
Federal Home Loan Bank	0.30%	10/26/2020	100,000	99,954,167
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	190,000	190,000,000
Federal Home Loan Bank	0.26%	11/13/2020	30,000	29,984,183
Federal Home Loan Bank (3 mo. USD LIBOR - 0.20%)(a)	0.09%	11/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	0.12%	11/16/2020	100,000	100,000,000
Federal Home Loan Bank	0.30%	11/17/2020	15,000	14,990,375
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	100,000	100,000,000
Federal Home Loan Bank	0.34%	11/25/2020	100,000	99,919,722
Federal Home Loan Bank	0.17%-0.18%	11/27/2020	172,200	172,128,382
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	12/04/2020	40,000	40,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	0.11%	12/18/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	125,000	125,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	0.23%	01/08/2021	150,000	150,000,000
Federal Home Loan Bank	1.50%	02/10/2021	7,000	6,998,469
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank	0.45%	03/08/2021	10,000	9,976,500
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank	0.30%	03/17/2021	$ 50,000	$ 49,917,917
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.12%)(a)	0.14%	04/14/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	20,000	20,003,449
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	7,000	7,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/25/2021	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	09/10/2021	25,000	25,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	90,000	90,000,000
				2,742,196,387

Federal Home Loan Mortgage Corp. (FHLMC)-3.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/24/2021	115,000	115,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	0.21%	06/04/2021	30,000	30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	5,000	5,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	0.23%	12/10/2021	33,100	33,002,084
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.07%)(a)	0.16%	08/12/2022	100,000	100,000,000
Federal Home Loan Mortgage Corp.	2.60%	10/15/2045	9,888	9,887,914
				452,889,998

Federal National Mortgage Association (FNMA)-3.30%
Federal National Mortgage Association	2.88%	10/30/2020	8,400	8,435,077
Federal National Mortgage Association (SOFR + 0.07%)(a)	0.16%	12/11/2020	75,000	74,980,989
Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	10,000	10,000,000
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	100,000	100,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	10,000	10,000,000
Federal National Mortgage Association (SOFR + 0.10%)(a)	0.19%	12/03/2021	58,600	58,399,556
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	125,000	125,000,000
				386,815,622

U.S. International Development Finance Corp. (DFC)-1.47%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	45,800	45,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/20/2024	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2025	$ 8,000	$ 8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	12/15/2026	3,900	3,900,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	06/20/2027	7,000	7,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	06/20/2027	4,667	4,666,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	8,333	8,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/20/2028	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(b)	0.18%	08/15/2029	15,000	15,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	03/15/2030	17,000	17,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	10/15/2040	5,200	5,200,000
				172,600,000
Total U.S. Government Sponsored Agency Securities (Cost $4,208,475,936)				4,208,475,936

U.S. Treasury Securities-34.14%
U.S. Treasury Bills-27.21%(c)
U.S. Treasury Bills	0.14%	09/01/2020	310,000	310,000,000
U.S. Treasury Bills	0.20%	09/10/2020	75,000	74,996,212
U.S. Treasury Bills	0.18%	09/17/2020	150,000	149,988,333
U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250
U.S. Treasury Bills	0.17%	10/01/2020	265,000	264,963,562
U.S. Treasury Bills	0.14%-0.15%	10/06/2020	238,500	238,467,088
U.S. Treasury Bills	0.16%-0.19%	10/08/2020	95,000	94,983,864
U.S. Treasury Bills	0.15%	10/13/2020	275,000	274,952,750
U.S. Treasury Bills	0.18%	10/15/2020	50,000	49,989,000
U.S. Treasury Bills	0.15%	10/22/2020	60,000	59,987,675
U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570
U.S. Treasury Bills	0.17%	11/03/2020	500,000	499,853,000
U.S. Treasury Bills	0.15%	11/05/2020	65,000	64,982,396
U.S. Treasury Bills	0.18%	11/10/2020	160,000	159,944,000
U.S. Treasury Bills	0.15%	11/12/2020	25,000	24,992,750
U.S. Treasury Bills	0.19%	11/24/2020	30,000	29,987,050
U.S. Treasury Bills	0.10%	12/03/2020	270,000	269,930,249
U.S. Treasury Bills	0.18%	12/10/2020	50,000	49,974,653
U.S. Treasury Bills	0.17%	12/31/2020	45,000	44,975,044
U.S. Treasury Bills	0.17%	01/07/2021	50,000	49,970,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.18%	02/25/2021	$ 30,000	$ 29,973,450
U.S. Treasury Bills	0.18%	05/20/2021	50,000	49,936,562
				3,192,770,125

U.S. Treasury Notes-6.93%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	245,000	244,972,624
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	145,000	144,964,050
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	145,000	145,092,069
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	95,000	95,121,947
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	40,000	39,993,246
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	0.16%	07/31/2022	25,000	25,001,161
U.S. Treasury Notes	1.38%	09/15/2020	55,000	54,997,585
U.S. Treasury Notes	2.75%	09/30/2020	48,000	48,043,047
U.S. Treasury Notes	2.00%	02/28/2021	15,000	15,121,320
				813,307,049
Total U.S. Treasury Securities (Cost $4,006,077,174)				4,006,077,174
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-70.00% (Cost $8,214,553,110)				8,214,553,110

			Repurchase
			Amount
Repurchase Agreements-30.00%(d)
Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $475,001,188 (collateralized by domestic agency mortgage-backed securities valued at $484,500,000; 2.50% - 6.50%; 08/01/2025 - 06/01/2050)	0.09%	09/01/2020	155,000,387	155,000,000
BMO Capital Markets Corp., agreement dated 08/31/2020, maturing value of $250,000,625 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.80% - 6.10%; 04/01/2026 - 07/20/2070)	0.09%	09/01/2020	250,000,625	250,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	54,928,915	54,928,808
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	250,022,916	250,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	515,047,208	515,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020,aggregate maturing value of $275,000,688 (collateralized by domestic agency mortgage-backed securities valued at $280,500,001; 2.50%; 09/01/2050)	0.09%	09/01/2020	90,000,225	90,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	50,000,125	50,000,000
ING Financial Markets, LLC, agreement dated 08/31/2020, maturing value of $450,001,125 (collateralized by domestic agency mortgage-backed securities valued at $459,000,000; 2.50% - 5.00%; 10/01/2029 - 07/01/2056)	0.09%	09/01/2020	450,001,125	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	$200,004,327	$ 200,003,827
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	40,011,167	40,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	65,005,778	65,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $100,010,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50% - 4.50%; 04/01/2042 - 09/01/2057)(e)	0.12%	09/04/2020	100,010,000	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	90,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	40,018,400	40,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	40,019,600	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020,aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	40,000,700	40,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020,aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	250,000,625	250,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020,aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	189,228,311	189,225,000
RBC Capital Markets LLC, agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,097; 0.00% - 5.00%; 10/01/2020 - 08/20/2065)	0.09%	09/01/2020	100,000,250	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	200,000,000	200,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	$61,782,683	$61,782,529
Total Repurchase Agreements (Cost $3,520,940,164)				3,520,940,164
TOTAL INVESTMENTS IN SECURITIES(g)-100.00% (Cost $11,735,493,274)				11,735,493,274
OTHER ASSETS LESS LIABILITIES-0.00%				363,053
NET ASSETS-100.00%				$11,735,856,327

Investment Abbreviations:

LIBOR -London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Municipal Obligations-99.27%
Alabama-3.86%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$1,865	$1,865,000

California-2.75%
California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	400	400,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.20%	11/01/2056	930	930,000
				1,330,000

Delaware-1.66%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	805	805,000

District of Columbia-5.63%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	1,725	1,725,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	1,000	1,000,000
				2,725,000

Florida-2.84%
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	1,375	1,375,000

Georgia-2.99%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	345	345,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	1,000	1,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	100	100,000
				1,445,000

Illinois-9.17%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	875	875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	0.16%	12/01/2039	870	870,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.09%	12/01/2041	1,550	1,550,000
				4,435,000

Indiana-5.25%
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	1,575	1,575,000
Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	965	965,000
				2,540,000

Louisiana-4.05%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.10%	09/01/2033	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	$ 960	$ 960,000
				1,960,000

Maryland-2.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	1,200	1,200,059

Massachusetts-3.10%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000

Michigan-2.41%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	1,165	1,165,000

Minnesota-4.33%
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	1,295	1,295,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	800	800,000
				2,095,000

Mississippi-2.48%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	1,200	1,200,000

Missouri-2.06%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	995	995,000

New York-6.99%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(a)(b)(c)	0.05%	11/01/2035	880	880,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	1,400	1,400,000
				3,380,000

North Carolina-3.72%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	1,500	1,500,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	300	300,000
				1,800,000

Ohio-0.28%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	135	135,000

Oregon-2.93%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(b)(c)(d)	0.14%	07/01/2027	650	650,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	0.15%	07/01/2026	765	765,000
				1,415,000

Pennsylvania-2.78%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	445	445,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.12%	12/01/2025	$ 100	$ 100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.12%	08/01/2026	125	125,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	675	675,000
				1,345,000

Rhode Island-3.31%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	1,600	1,600,000

Texas-15.37%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(b)(c)(d)	0.12%	10/01/2039	565	565,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	1,910	1,910,000
Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	500	500,015
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	1,300	1,300,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(b)(d)	0.14%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	375	375,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	1,200	1,200,000
Subseries 2016 G-2, VRD RB(b)	0.10%	08/01/2045	695	695,000
				7,435,015

Virginia-2.07%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	1,000	1,000,000

Washington-2.07%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	1,000	1,000,000

West Virginia-3.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	1,900	1,900,000

Wisconsin-0.76%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	370	370,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.27% (Cost $48,015,000)				48,015,074
OTHER ASSETS LESS LIABILITIES-0.73%				354,059
NET ASSETS-100.00%				$48,369,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.0%; China: 6.4%; Canada: 6.3%; other countries less than 5% each: 8.9%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security subject to the alternative minimum tax.
(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corp.	7.0%
Federal Home Loan Bank	6.7
JPMorgan Chase Bank N.A.	6.1
Truist Financial Corp.	6.0
TD Bank N.A.	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2020

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Assets:
Investments in securities, at value	$1,275,963,996	$8,214,553,110	$48,015,074

Repurchase agreements, at value and cost	414,520,956	3,520,940,164	-

Cash	-	-	48,489

Receivable for:
Investments sold	400,000	-	300,000

Fund shares sold	180,504	11,552	606

Interest	344,614	2,232,876	6,117

Fund expenses absorbed	3,785	64,354	8,606

Total assets	1,691,413,855	11,737,802,056	48,378,892

Liabilities:
Payable for:
Investments purchased	25,000,000	-	-

Fund shares reacquired	620,267	693	-

Amount due custodian	257,201	1,780,395	-

Dividends	188,623	164,641	248

Accrued fees to affiliates	-	-	6,976

Accrued operating expenses	-	-	2,535

Total liabilities	26,066,091	1,945,729	9,759

Net assets applicable to shares outstanding	$1,665,347,764	$11,735,856,327	$48,369,133

Net assets consist of:
Shares of beneficial interest	$1,664,917,173	$11,735,198,594	$48,372,647

Distributable earnings (loss)	430,591	657,733	(3,514)

	$1,665,347,764	$11,735,856,327	$48,369,133

Net Assets:
Investor Class	$93,922,541	$48,190,425	$2,514,405

Institutional Class	$1,559,621,726	$11,687,665,902	$45,854,728

Private Investment Class	$362,065	$-	$-

Personal Investment Class	$8,200,686	$-	$-

Reserve Class	$10,291	$-	$-

Resource Class	$3,230,455	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300	48,187,935	2,514,551

Institutional Class	1,559,220,944	11,687,039,060	45,857,272

Private Investment Class	361,972	-	-

Personal Investment Class	8,198,578	-	-

Reserve Class	10,289	-	-

Resource Class	3,229,625	-	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999

Cost of Investments	$1,690,484,952	$11,735,493,274	$48,015,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2020

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
Investment income:
Interest	$24,482,560	$107,168,973	$828,734

Expenses:
Advisory fees	4,378,700	26,648,035	198,873

Distribution fees:
Private Investment Class	2,347	-	-

Personal Investment Class	64,571	-	-

Reserve Class	88	-	-

Resource Class	5,653	-	-

Total expenses	4,451,359	26,648,035	198,873

Less: Fees waived	(1,235,404)	(7,491,790)	(48,248)

Net expenses	3,215,955	19,156,245	150,625

Net investment income	21,266,605	88,012,728	678,109

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	12,246	498,890	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(12)

Net realized and unrealized gain (loss)	12,246	498,890	(12)

Net increase in net assets resulting from operations	$21,278,851	$88,511,618	$678,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

			Invesco Premier U.S. Government		Invesco Premier Tax-Exempt
	Invesco Premier Portfolio		Money Portfolio		Portfolio
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$21,266,605	$36,825,552	$88,012,728	$168,773,321	$678,109	$1,953,847

Net realized gain	12,246	2,040	498,890	43,688	-	-

Change in net unrealized appreciation (depreciation)	-	-	-	-	(12)	769

Net increase in net assets resulting from operations	21,278,851	36,827,592	88,511,618	168,817,009	678,097	1,954,616

Distributions to shareholders from distributable earnings:
Investor Class	(1,199,697)	(1,068,632)	(378,131)	(714,641)	(103,556)	(198,168)

Institutional Class	(19,924,976)	(35,544,255)	(87,634,597)	(168,058,680)	(574,553)	(1,755,679)

Private Investment Class	(10,255)	(83,516)	-	-	-	-

Personal Investment Class	(94,062)	(42,811)	-	-	-	-

Reserve Class	(57)	(152)	-	-	-	-

Resource Class	(37,558)	(86,186)	-	-	-	-

Total distributions from distributable earnings	(21,266,605)	(36,825,552)	(88,012,728)	(168,773,321)	(678,109)	(1,953,847)

Share transactions-net:
Investor Class	33,573,140	30,638,912	15,631,141	28,302	(6,661,530)	(5,179,395)

Institutional Class	(107,566,727)	709,430,303	3,381,525,467	1,386,134,388	(51,750,765)	20,084,867

Private Investment Class	(637,558)	(4,697,542)	-	-	-	-

Personal Investment Class	(5,569,447)	13,757,903	-	-	-	-

Reserve Class	67	151	-	-	-	-

Resource Class	(66,702)	(3,400,197)	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530	3,397,156,608	1,386,162,690	(58,412,295)	14,905,472

Net increase (decrease) in net assets	(80,254,981)	745,731,570	3,397,655,498	1,386,206,378	(58,412,307)	14,906,241

Net assets:
Beginning of year	1,745,602,745	999,871,175	8,338,200,829	6,951,994,451	106,781,440	91,875,199

End of year	$1,665,347,764	$1,745,602,745	$11,735,856,327	$8,338,200,829	$48,369,133	$106,781,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Investor Class

									Ratio of		Ratio of
			Net gains						expenses		expenses
			(losses)						to average		to average net		Ratio of net
	Net asset		on securities		Dividends				net assets		assets without		investment
	value,	Net	(both	Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	realized and	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	unrealized)	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.20%	$93,923	0.18	%(c)	0.25	%(c)	1.22	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	60,340	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	29,699	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	30,054	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	39,464	0.18		0.25		0.30
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	48,190	0.18	(c)	0.25	(c)	0.83	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	32,557	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	32,529	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	38,809	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	30,088	0.17		0.25		0.18
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/20	1.0000	0.0078	(0.0001)	0.0077	(0.0078)	0.9999	0.77	2,514	0.19	(c)	0.25	(c)	0.85	(c)
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	9,176	0.20		0.25		1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	14,355	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	10,815	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	7,779	0.15		0.25		0.10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $98,650, $47,961 and $11,469 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

“Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$1,226,042
Invesco Premier U.S. Government Money Portfolio	7,461,487
Invesco Premier Tax-Exempt Portfolio	39,775

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class
Invesco Premier Portfolio	$ -	$86	$9,183	$21	$72
Invesco Premier U.S. Government Money Portfolio	30,303	-	-	-	-
Invesco Premier Tax-Exempt Portfolio	8,473	-	-	-	-

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,

28	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains
Invesco Premier Portfolio	$359,891,167	$408,545,517	$-
Invesco Premier Tax-Exempt Portfolio	77,748,600	127,874,744	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020		2019
		Ordinary		Ordinary
	Ordinary	Income-Tax-	Ordinary	Income-Tax-
	Income*	Exempt	Income*	Exempt

Invesco Premier Portfolio	$21,266,605	$-	$36,825,552	$-

Invesco Premier U.S. Government Money Portfolio	88,012,728	-	168,773,321	-

Invesco Premier Tax-Exempt Portfolio	66,420	611,689	263,780	1,690,067

*	Includes short-term capital gain distributions, if any.

29	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:

			Net
	Undistributed	Undistributed	Unrealized		Shares of
	Ordinary	Tax-Exempt	Appreciation-	Capital Loss	Beneficial	Total
	Income	Income	Investments	Carryforwards	Interest	Net Assets

Invesco Premier Portfolio	$430,591	$ -	$ -	$ -	$1,664,917,173	$1,665,347,764

Invesco Premier U.S. Government Money Portfolio	657,733	-	-	-	11,735,198,594	11,735,856,327

Invesco Premier Tax-Exempt Portfolio	-	205	74	(3,793)	48,372,647	48,369,133

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Funds have a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*

Invesco Premier Tax-Exempt Portfolio	$3,793	$3,793

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

		At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Premier Tax-Exempt Portfolio	$48,015,000	$74	$-	$74

*	For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Premier Portfolio	$14,286	$(14,286)	$-
Invesco Premier U.S. Government Money Portfolio	495,384	(495,384)	-
Invesco Premier Tax-Exempt Portfolio	-	-	-

NOTE 10–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Investor Class	251,424,086	$251,424,086	63,579,554	$63,579,554

Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470

Private Investment Class	551,503	551,503	594,675	594,675

Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408

Reserve Class	10	10	-	-

Resource Class	605,740	605,740	814,032	814,032

30	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Investor Class	1,014,103	$1,014,103	1,059,467	$1,059,467

Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215

Private Investment Class	10,255	10,255	83,516	83,516

Personal Investment Class	94,062	94,062	23,914	23,914

Reserve Class	57	57	151	151

Resource Class	37,558	37,558	86,186	86,186

Reacquired:
Investor Class	(218,865,049)	(218,865,049)	(34,000,109)	(34,000,109)

Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)

Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)

Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)

Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Investor Class	78,967,391	$78,967,391	12,662,875	$12,662,875

Institutional Class	60,537,774,201	60,537,774,201	49,189,664,997	49,189,664,997

Issued as reinvestment of dividends:
Investor Class	364,670	364,670	692,739	692,739

Institutional Class	46,957,836	46,957,836	72,714,639	72,714,639

Reacquired:
Investor Class	(63,700,920)	(63,700,920)	(13,327,312)	(13,327,312)

Institutional Class	(57,203,206,570)	(57,203,206,570)	(47,876,245,248)	(47,876,245,248)

Net increase in share activity	3,397,156,608	$3,397,156,608	1,386,162,690	$1,386,162,690

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Investor Class	14,249,936	$14,249,851	2,088,415	$2,088,415

Institutional Class	115,622,666	115,618,108	292,812,415	292,812,412

31	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:
Investor Class	95,644	$95,643	198,168	$198,168

Institutional Class	574,556	574,552	1,583,385	1,583,385

Reacquired:
Investor Class	(21,007,489)	(21,007,024)	(7,465,978)	(7,465,978)

Institutional Class	(167,948,204)	(167,943,425)	(274,310,933)	(274,310,930)

Net increase (decrease) in share activity	(58,412,891)	$(58,412,295)	14,905,472	$14,905,472

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

32	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Investor Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

33	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Investor Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Investor Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Premier	$1,000.00	$1,002.80	$0.91	$1,024.23	$0.92	0.18%
Portfolio
Invesco Premier	1,000.00	1,001.30	0.91	1,024.23	0.92	0.18
U.S. Government
Money Portfolio
Invesco Premier	1,000.00	1,002.40	0.91	1,024.23	0.92	0.18
Tax-Exempt Portfolio

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

34	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

35	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

36	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

37	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%
Invesco Premier U.S. Government Money Portfolio	99.53%	0.00%	0.00%	32.67%	0.00%
Invesco Premier Tax-Exempt Portfolio	100.00%	0.00%	0.00%	0.00%	90.21%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$ 14,286	0.00%
Invesco Premier U.S. Government Money Portfolio	$495,384	100.00%
Invesco Premier Tax-Exempt Portfolio	$ -	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

38	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association

Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and Vice President and Director of Grahamtastic Connection (non- profit)

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Jack M. Fields – 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler –1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver - Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Christopher L. Wilson – 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer - Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246 Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Go paperless with eDelivery

Visit invesco.com/edelivery to enjoy the convenience and security of anytime electronic access to your investment documents.

With eDelivery, you can elect to have any or all of the following materials delivered straight to your inbox to download, save and print from your own computer:

∎ Fund reports and prospectuses

∎ Quarterly statements

∎ Daily confirmations

∎ Tax forms

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Client Services Department at 800 959 4246, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-1

Annual Report to Shareholders	August 31, 2020

Institutional Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio
Invesco Premier U.S. Government Money Portfolio
Invesco Premier Tax-Exempt Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Institutional Class data as of 8/31/20
FUND	WEIGHTED AVERAGE MATURITY		WEIGHTED AVERAGE LIFE	TOTAL NET ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier[1]	23 - 45 days	39 days	70 days	$1.6 billion
Invesco Premier U.S. Government Money[2]	6 - 48 days	23 days	104 days	11.7 billion
Invesco Premier Tax-Exempt[3]	6 - 13 days	7 days	7 days	45.9 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

1

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

2

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

3

You could lose money by investing in the Fund. Because the share price of the Fund will fluctuate, when you sell your shares they may be worth more or less than what you originally paid for them. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objectives and Strategies

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

Invesco Premier U.S. Government Money Portfolio

Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity.

    The Fund invests at least 99.5% of its total assets in cash, government securities, and repurchase agreements collateralized by cash or government securities. In addition, at least 80% of the Fund’s net assets (plus any borrowings for investment purposes) will be invested, under normal circumstances, in (i) direct obligations of the US Treasury, (ii) other securities issued or guaranteed as to principal and interest by the US government or its agencies and instrumentalities (agency securities) and (iii) repurchase agreements secured by those obligations referenced in (i) and (ii) above. In contrast to the Fund’s 99.5% policy, the Fund’s 80% policy does not include cash or repurchase agreements collateralized by cash. Government security generally means any security issued or guaranteed as to principal or interest by the US government or certain of its agencies or instrumentalities; or any certificate of deposit for any of the foregoing.

Invesco Premier Tax-Exempt Portfolio

Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    The Fund invests under normal circumstances at least 80% of its net assets (plus any borrowings for investment purposes) in securities that (1) pay interest that is excluded from gross income for federal income tax purposes, and (2) do not produce income that will be considered to be an item of preference for purposes of the alternative minimum tax. While the Fund’s distributions are primarily exempt from federal income tax, a portion of the Fund’s distributions may be subject to the federal alternative minimum tax and state and local taxes.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
	Invesco	Invesco Premier	Invesco Premier
	Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio
1 - 7	30.2%	27.2%	2.8%
8 - 30	17.4	13.7	95.4
31 - 60	8.3	15.1	1.8
61 - 90	13.0	13.3	0.0
91 - 180	20.6	12.9	0.0
181+	10.5	17.8	0.0

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.52%(a)

Asset-Backed Securities - Fully Supported-0.40%
Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$ 6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%
Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844
Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450
				286,798,501

Diversified Banks-19.63%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000
DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253
				326,920,851

Diversified Capital Markets-2.37%
Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111
				39,465,349

Other Diversified Financial Services-1.50%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-4.20%
Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$ 24,984,031
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944
FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217
				69,947,192
Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847
KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)

Credit Enhanced-5.95%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000
Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-3.00%

U.S. Treasury Bills-3.00%
U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$ 49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%

Technology Hardware, Storage & Peripherals-1.12%
Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase Amount
Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(c)(i)	0.19%	-	-	35,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956

Total Repurchase Agreements (Cost $414,520,956)				414,520,956

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952

OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)

NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Government Sponsored Agency Securities-35.86%

Federal Farm Credit Bank (FFCB)-3.87%
Federal Farm Credit Bank	0.25%	09/01/2020	$25,000	$ 25,000,000
Federal Farm Credit Bank	0.25%	09/21/2020	100,000	99,986,111
Federal Farm Credit Bank	0.17%	11/09/2020	23,000	22,992,506
Federal Farm Credit Bank	0.40%	01/19/2021	15,000	14,976,667
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.08%)(a)	0.23%	02/01/2021	50,000	50,018,645
Federal Farm Credit Bank (1 mo. USD LIBOR + 0.00%)(a)	0.16%	03/17/2021	40,000	40,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	06/10/2021	2,000	2,000,000
Federal Farm Credit Bank (SOFR + 0.08%)(a)	0.17%	07/09/2021	9,000	9,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/20/2021	15,000	15,000,000
Federal Farm Credit Bank (SOFR + 0.28%)(a)	0.37%	10/01/2021	85,000	85,000,000
Federal Farm Credit Bank (SOFR + 0.10%)(a)	0.19%	02/22/2022	50,000	50,000,000
Federal Farm Credit Bank (SOFR + 0.15%)(a)	0.24%	07/28/2022	20,000	20,000,000
Federal Farm Credit Bank (SOFR + 0.07%)(a)	0.16%	08/11/2022	20,000	20,000,000
				453,973,929

Federal Home Loan Bank (FHLB)-23.36%
Federal Home Loan Bank	2.88%	09/11/2020	3,050	3,052,163
Federal Home Loan Bank	4.63%	09/11/2020	2,290	2,292,709
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	09/22/2020	60,000	60,000,000
Federal Home Loan Bank (SOFR + 0.05%)(a)	0.14%	09/28/2020	224,000	224,000,164
Federal Home Loan Bank	1.38%	09/28/2020	7,000	7,005,743
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	10/01/2020	10,000	10,000,000
Federal Home Loan Bank	0.32%	10/02/2020	100,000	99,972,444
Federal Home Loan Bank (3 mo. USD LIBOR - 0.21%)(a)	0.07%	10/16/2020	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	10/19/2020	15,000	15,000,000
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	10/22/2020	30,000	30,000,000
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	10/23/2020	150,000	150,000,000
Federal Home Loan Bank	0.30%	10/26/2020	100,000	99,954,167
Federal Home Loan Bank (SOFR + 0.01%)(a)	0.10%	11/06/2020	190,000	190,000,000
Federal Home Loan Bank	0.26%	11/13/2020	30,000	29,984,183
Federal Home Loan Bank (3 mo. USD LIBOR - 0.20%)(a)	0.09%	11/16/2020	50,000	50,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	0.12%	11/16/2020	100,000	100,000,000
Federal Home Loan Bank	0.30%	11/17/2020	15,000	14,990,375
Federal Home Loan Bank (SOFR + 0.02%)(a)	0.11%	11/25/2020	100,000	100,000,000
Federal Home Loan Bank	0.34%	11/25/2020	100,000	99,919,722
Federal Home Loan Bank	0.17%-0.18%	11/27/2020	172,200	172,128,382
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	12/04/2020	40,000	40,000,000
Federal Home Loan Bank (1 mo. USD LIBOR - 0.04%)(a)	0.11%	12/18/2020	65,000	65,000,000
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	12/24/2020	125,000	125,000,000
Federal Home Loan Bank (SOFR + 0.14%)(a)	0.23%	01/08/2021	150,000	150,000,000
Federal Home Loan Bank	1.50%	02/10/2021	7,000	6,998,469
Federal Home Loan Bank (SOFR + 0.03%)(a)	0.12%	02/19/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.04%)(a)	0.13%	02/25/2021	10,000	10,000,000
Federal Home Loan Bank (SOFR + 0.07%)(a)	0.16%	02/26/2021	10,000	10,000,000
Federal Home Loan Bank	0.45%	03/08/2021	10,000	9,976,500
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	03/11/2021	10,000	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Federal Home Loan Bank (FHLB)-(continued)
Federal Home Loan Bank	0.30%	03/17/2021	$50,000	$ 49,917,917
Federal Home Loan Bank (SOFR + 0.11%)(a)	0.20%	03/25/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/09/2021	15,000	15,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.11%)(a)	0.16%	04/13/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/14/2021	150,000	150,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.12%)(a)	0.14%	04/14/2021	50,000	50,000,000
Federal Home Loan Bank (3 mo. USD LIBOR - 0.14%)(a)	0.13%	04/19/2021	45,000	45,000,000
Federal Home Loan Bank (SOFR + 0.16%)(a)	0.25%	05/07/2021	20,000	20,003,449
Federal Home Loan Bank (SOFR + 0.10%)(a)	0.19%	07/09/2021	75,000	75,000,000
Federal Home Loan Bank (SOFR + 0.08%)(a)	0.17%	07/23/2021	7,000	7,000,000
Federal Home Loan Bank (SOFR + 0.06%)(a)	0.15%	08/25/2021	40,000	40,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	09/10/2021	25,000	25,000,000
Federal Home Loan Bank (SOFR + 0.17%)(a)	0.26%	11/12/2021	20,000	20,000,000
Federal Home Loan Bank (SOFR + 0.15%)(a)	0.24%	11/15/2021	35,000	35,000,000
Federal Home Loan Bank (SOFR + 0.13%)(a)	0.22%	08/05/2022	50,000	50,000,000
Federal Home Loan Bank (SOFR + 0.09%)(a)	0.18%	08/19/2022	90,000	90,000,000
				2,742,196,387

Federal Home Loan Mortgage Corp. (FHLMC)-3.86%
Federal Home Loan Mortgage Corp. (SOFR + 0.04%)(a)	0.13%	12/14/2020	85,000	85,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.03%)(a)	0.12%	02/24/2021	115,000	115,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.12%)(a)	0.21%	06/04/2021	30,000	30,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.30%)(a)	0.39%	06/30/2021	5,000	5,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.32%)(a)	0.41%	09/30/2021	50,000	50,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.14%)(a)	0.23%	12/10/2021	33,100	33,002,084
Federal Home Loan Mortgage Corp. (SOFR + 0.31%)(a)	0.40%	01/03/2022	25,000	25,000,000
Federal Home Loan Mortgage Corp. (SOFR + 0.07%)(a)	0.16%	08/12/2022	100,000	100,000,000
Federal Home Loan Mortgage Corp.	2.60%	10/15/2045	9,888	9,887,914
				452,889,998

Federal National Mortgage Association (FNMA)-3.30%
Federal National Mortgage Association	2.88%	10/30/2020	8,400	8,435,077
Federal National Mortgage Association (SOFR + 0.07%)(a)	0.16%	12/11/2020	75,000	74,980,989
Federal National Mortgage Association (SOFR + 0.04%)(a)	0.13%	01/29/2021	10,000	10,000,000
Federal National Mortgage Association (SOFR + 0.21%)(a)	0.30%	07/01/2021	100,000	100,000,000
Federal National Mortgage Association (SOFR + 0.23%)(a)	0.32%	07/06/2021	10,000	10,000,000
Federal National Mortgage Association (SOFR + 0.10%)(a)	0.19%	12/03/2021	58,600	58,399,556
Federal National Mortgage Association (SOFR + 0.30%)(a)	0.39%	01/07/2022	125,000	125,000,000
				386,815,622

U.S. International Development Finance Corp. (DFC)-1.47%
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2020	45,800	45,800,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	03/20/2024	11,200	11,200,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/15/2025	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2025	3,000	3,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. International Development Finance Corp. (DFC)-(continued)
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	11/15/2025	$8,000	$ 8,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	09/15/2026	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	12/15/2026	3,900	3,900,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	06/20/2027	7,000	7,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	06/20/2027	4,667	4,666,667
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	08/13/2027	4,500	4,500,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	02/15/2028	8,333	8,333,333
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	06/20/2028	12,000	12,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate + 0.07%)(b)	0.18%	08/15/2029	15,000	15,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	03/15/2030	17,000	17,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.18%	10/15/2030	5,000	5,000,000
U.S. International Development Finance Corp. VRD Bonds (3 mo. U.S. Treasury Bill Rate)(b)	0.14%	10/15/2040	5,200	5,200,000
				172,600,000
Total U.S. Government Sponsored Agency Securities (Cost $4,208,475,936)				4,208,475,936

U.S. Treasury Securities-34.14%

U.S. Treasury Bills-27.21%(c)
U.S. Treasury Bills	0.14%	09/01/2020	310,000	310,000,000
U.S. Treasury Bills	0.20%	09/10/2020	75,000	74,996,212
U.S. Treasury Bills	0.18%	09/17/2020	150,000	149,988,333
U.S. Treasury Bills	0.14%	09/29/2020	150,000	149,984,250
U.S. Treasury Bills	0.17%	10/01/2020	265,000	264,963,562
U.S. Treasury Bills	0.14%-0.15%	10/06/2020	238,500	238,467,088
U.S. Treasury Bills	0.16%-0.19%	10/08/2020	95,000	94,983,864
U.S. Treasury Bills	0.15%	10/13/2020	275,000	274,952,750
U.S. Treasury Bills	0.18%	10/15/2020	50,000	49,989,000
U.S. Treasury Bills	0.15%	10/22/2020	60,000	59,987,675
U.S. Treasury Bills	0.16%	10/29/2020	250,000	249,937,570
U.S. Treasury Bills	0.17%	11/03/2020	500,000	499,853,000
U.S. Treasury Bills	0.15%	11/05/2020	65,000	64,982,396
U.S. Treasury Bills	0.18%	11/10/2020	160,000	159,944,000
U.S. Treasury Bills	0.15%	11/12/2020	25,000	24,992,750
U.S. Treasury Bills	0.19%	11/24/2020	30,000	29,987,050
U.S. Treasury Bills	0.10%	12/03/2020	270,000	269,930,249
U.S. Treasury Bills	0.18%	12/10/2020	50,000	49,974,653
U.S. Treasury Bills	0.17%	12/31/2020	45,000	44,975,044
U.S. Treasury Bills	0.17%	01/07/2021	50,000	49,970,667

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Bills(c)-(continued)
U.S. Treasury Bills	0.18%	02/25/2021	$30,000	$ 29,973,450
U.S. Treasury Bills	0.18%	05/20/2021	50,000	49,936,562
				3,192,770,125

U.S. Treasury Notes-6.93%
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.12%)(a)	0.22%	01/31/2021	245,000	244,972,624
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.14%)(a)	0.24%	04/30/2021	145,000	144,964,050
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.22%)(a)	0.33%	07/31/2021	145,000	145,092,069
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.30%)(a)	0.41%	10/31/2021	95,000	95,121,947
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.15%)(a)	0.26%	01/31/2022	40,000	39,993,246
U.S. Treasury Floating Rate Notes (3 mo. U.S. Treasury Bill Money Market Yield Rate + 0.06%)(a)	0.16%	07/31/2022	25,000	25,001,161
U.S. Treasury Notes	1.38%	09/15/2020	55,000	54,997,585
U.S. Treasury Notes	2.75%	09/30/2020	48,000	48,043,047
U.S. Treasury Notes	2.00%	02/28/2021	15,000	15,121,320
				813,307,049
Total U.S. Treasury Securities (Cost $4,006,077,174)				4,006,077,174
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-70.00% (Cost $8,214,553,110)				8,214,553,110

			Repurchase Amount
Repurchase Agreements-30.00%(d)
Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $475,001,188 (collateralized by domestic agency mortgage-backed securities valued at $484,500,000; 2.50% - 6.50%; 08/01/2025 - 06/01/2050)	0.09%	09/01/2020	155,000,387	155,000,000
BMO Capital Markets Corp., agreement dated 08/31/2020, maturing value of $250,000,625 (collateralized by domestic agency mortgage-backed securities valued at $255,000,000; 0.80% - 6.10%; 04/01/2026 - 07/20/2070)	0.09%	09/01/2020	250,000,625	250,000,000
BNP Paribas Securities Corp., joint agreement dated 08/31/2020, aggregate maturing value of $1,350,002,625 (collateralized by U.S. Treasury obligations valued at $1,377,000,001; 0.13% - 6.75%; 10/31/2021 - 02/15/2050)	0.07%	09/01/2020	54,928,915	54,928,808
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $1,000,091,667 (collateralized by U.S. Treasury obligations valued at $1,020,000,058; 0.00% - 3.88%; 09/08/2020 - 11/15/2048)(e)	0.11%	09/04/2020	250,022,916	250,000,000
BNP Paribas Securities Corp., joint term agreement dated 08/05/2020, aggregate maturing value of $2,355,215,875 (collateralized by domestic agency mortgage-backed securities, U.S. government sponsored agency obligations and U.S. Treasury obligations valued at $2,402,100,000; 0.00% - 7.63%; 09/10/2020 - 10/20/2067)(e)	0.11%	09/04/2020	515,047,208	515,000,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $275,000,688 (collateralized by domestic agency mortgage-backed securities valued at $280,500,001; 2.50%; 09/01/2050)	0.09%	09/01/2020	90,000,225	90,000,000
Fixed Income Clearing Corp. - Bank of Nova Scotia, joint agreement dated 08/31/2020, aggregate maturing value of $250,000,625 (collateralized by U.S. Treasury obligations valued at $255,138,487; 2.88%; 11/30/2023)	0.09%	09/01/2020	50,000,125	50,000,000
ING Financial Markets, LLC, agreement dated 08/31/2020, maturing value of $450,001,125 (collateralized by domestic agency mortgage-backed securities valued at $459,000,000; 2.50% - 5.00%; 10/01/2029 - 07/01/2056)	0.09%	09/01/2020	450,001,125	450,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $500,026,258 (collateralized by U.S. Treasury obligations valued at $516,550,660; 2.88% - 3.75%; 08/15/2043 - 05/15/2048)	0.09%	09/01/2020	$200,004,327	$ 200,003,827
ING Financial Markets, LLC, joint term agreement dated 07/23/2020, aggregate maturing value of $150,041,875 (collateralized by domestic agency mortgage-backed securities valued at $153,000,002; 2.50% - 4.50%; 04/01/2038 - 01/01/2057)	0.15%	09/28/2020	40,011,167	40,000,000
ING Financial Markets, LLC, joint term agreement dated 08/20/2020, aggregate maturing value of $300,026,667 (collateralized by domestic agency mortgage-backed securities valued at $306,000,000; 3.00% - 5.00%; 09/01/2042 - 06/01/2056)	0.10%	09/21/2020	65,005,778	65,000,000
ING Financial Markets, LLC, term agreement dated 08/05/2020, maturing value of $100,010,000 (collateralized by domestic agency mortgage-backed securities valued at $102,000,001; 2.50% - 4.50%; 04/01/2042 - 09/01/2057)(e)	0.12%	09/04/2020	100,010,000	100,000,000
J.P. Morgan Securities LLC, joint open agreement dated 03/27/2020 (collateralized by U.S. Treasury obligations valued at $867,000,195; 0.13% - 2.75%; 04/30/2021 - 11/15/2023)(f)	0.07%	-	-	50,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/02/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $510,000,087; 0.00% - 7.50%; 12/03/2020 - 09/01/2050)(f)	0.08%	-	-	110,000,000
J.P. Morgan Securities LLC, joint open agreement dated 05/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $295,800,007; 0.00% - 8.13%; 08/15/2021 - 09/01/2057)(f)	0.12%	-	-	30,000,000
J.P. Morgan Securities LLC, joint open agreement dated 10/15/2019 (collateralized by domestic agency mortgage-backed securities and a U.S. treasury obligation valued at $408,000,043; 0.61% - 8.50%; 12/01/2020 - 02/16/2058)(f)	0.09%	-	-	90,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,230,000 (collateralized by U.S. Treasury obligations valued at $504,122,044; 2.00% - 2.63%; 12/31/2023 - 01/31/2026)	0.18%	10/23/2020	40,018,400	40,000,000
Lloyds Bank PLC, joint term agreement dated 07/22/2020, aggregate maturing value of $500,245,000 (collateralized by U.S. Treasury obligations valued at $505,508,022; 1.63% - 2.88%; 11/15/2022 - 08/15/2028)	0.18%	10/30/2020	40,019,600	40,000,000
Metropolitan Life Insurance Co., joint term agreement dated 08/27/2020, aggregate maturing value of $350,014,288 (collateralized by U.S. Treasury obligations valued at $354,295,526; 0.00%; 11/15/2027 - 05/15/2046)(e)	0.09%	09/03/2020	40,000,700	40,000,000
Mitsubishi UFJ Trust & Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 0.44% - 0.88%; 10/25/2035 - 04/20/2050)	0.09%	09/01/2020	250,000,625	250,000,000
Mitsubishi UFJ Trust & Banking Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $1,051,268,397 (collateralized by U.S. Treasury obligations valued at $1,072,650,430; 2.00%; 04/30/2024)(e)	0.09%	09/03/2020	189,228,311	189,225,000
RBC Capital Markets LLC, agreement dated 08/31/2020, maturing value of $100,000,250 (collateralized by U.S. Treasury obligations and domestic agency mortgage-backed securities valued at $102,000,097; 0.00% - 5.00%; 10/01/2020 - 08/20/2065)	0.09%	09/01/2020	100,000,250	100,000,000
RBC Capital Markets LLC, joint term agreement dated 08/31/2020, aggregate maturing value of $1,250,000,000 (collateralized by U.S. Treasury obligations, U.S. government sponsored agency obligations, domestic agency mortgage-backed securities and a foreign corporate obligation valued at $1,275,000,249; 0.00% - 8.00%; 09/01/2020 - 08/20/2065)(a)(e)	0.14%	11/02/2020	200,000,000	200,000,000
Societe Generale, joint open agreement dated 08/05/2020 (collateralized by U.S. Treasury obligations valued at $1,530,000,000; 0.00% - 8.13%; 09/10/2020 - 02/15/2050)(f)	0.07%	-	-	100,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier U.S. Government Money Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	$61,782,683	$ 61,782,529
Total Repurchase Agreements (Cost $3,520,940,164)				3,520,940,164
TOTAL INVESTMENTS IN SECURITIES(g)-100.00% (Cost $11,735,493,274)				11,735,493,274
OTHER ASSETS LESS LIABILITIES-0.00%				363,053
NET ASSETS-100.00%				$11,735,856,327

Investment Abbreviations:

LIBOR	-London Interbank Offered Rate
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

Notes to Schedule of Investments:

(a)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(d)	Principal amount equals value at period end. See Note 1I.
(e)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(f)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(g)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Municipal Obligations-99.27%
Alabama-3.86%
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(a)(b)(c)	0.12%	07/01/2040	$1,865	$ 1,865,000

California-2.75%
California (State of) Educational Facilities Authority; Series 2020, Commercial Paper Notes	0.11%	10/01/2020	400	400,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.20%	11/01/2056	930	930,000
				1,330,000

Delaware-1.66%
Delaware (State of) Economic Development Authority (YMCA of Delaware); Series 2007, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.10%	05/01/2036	805	805,000

District of Columbia-5.63%
District of Columbia (Medlantic/Helix); Series 1998 A, VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	08/15/2038	1,725	1,725,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.07%	10/01/2039	1,000	1,000,000
				2,725,000

Florida-2.84%
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.07%	07/01/2037	1,375	1,375,000

Georgia-2.99%
Atlanta (City of), GA Georgia Development Authority (Perkins + Will, Inc.); Series 2010, VRD RB (LOC - BMO Harris Bank N.A.)(a)(b)(c)	0.08%	11/01/2030	345	345,000
Monroe (County of), GA Development Authority (Oglethorpe Power Corp. Scherer); Series 2010 A, Ref. VRD PCR (LOC - Bank of Montreal)(b)(c)	0.14%	01/01/2036	1,000	1,000,000
Richmond (County of), GA Development Authority (St. Mary on the Hill Catholic School & Aquinas High School); Series 2000,VRD RB (LOC - Wells Fargo Bank N.A.)(b)(c)	0.19%	09/01/2020	100	100,000
				1,445,000

Illinois-9.17%
Illinois (State of) Finance Authority (Northwestern University); Subseries 2008 B, VRD RB(b)	0.07%	12/01/2046	875	875,000
Illinois (State of) Finance Authority (The Catherine Cook School); Series 2007, VRD RB (LOC - Northern Trust Co. (The))(b)(c)	0.08%	01/01/2037	1,140	1,140,000
Illinois (State of) Housing Development Authority (Danbury Court Apartments-Phase II); Series 2004 B, VRD RB (LOC - FHLB of Indianapolis)(b)(c)(d)	0.16%	12/01/2039	870	870,000
Morton Grove (Village of), IL (Illinois Holocaust Museum & Educational Center); Series 2006, VRD RB (LOC - Bank of America N.A.)(b)(c)	0.09%	12/01/2041	1,550	1,550,000
				4,435,000

Indiana-5.25%
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(a)(b)(c)	0.18%	06/01/2035	1,575	1,575,000
Purdue University; Series 2011 A, VRD COP(b)	0.06%	07/01/2035	965	965,000
				2,540,000

Louisiana-4.05%
Louisiana (State of) Offshore Terminal Authority Deepwater Port (Loop LLC); Series 2013 B, Ref. VRD RB (LOC - JPMorgan Chase Bank, N.A.)(b)(c)	0.10%	09/01/2033	1,000	1,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Louisiana-(continued)
Louisiana (State of) Public Facilities Authority (CHRISTUS Health); Series 2009 B-3, Ref. VRD RB (LOC - Bank of New York Mellon (The))(b)(c)	0.08%	07/01/2047	$960	$ 960,000
				1,960,000

Maryland-2.48%
Maryland (State of) Health & Higher Educational Facilities Authority; Series 2020 B, Commercial Paper Notes	0.22%	09/09/2020	1,200	1,200,059

Massachusetts-3.10%
Massachusetts (State of) Transportation Trust Fund; Series 2010 A-1, VRD RB (LOC - Citibank N.A.)(b)(c)	0.07%	01/01/2037	1,500	1,500,000

Michigan-2.41%
Michigan State University Board of Trustees; Series 2000 A-1, VRD RB(b)	0.10%	08/15/2030	1,165	1,165,000

Minnesota-4.33%
Oak Park Heights (City of), MN (Boutwells Landing); Series 2005, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	11/01/2035	1,295	1,295,000
St. Paul (City of), MN Housing & Redevelopment Authority (Highland Ridge, L.P.); Series 2003, Ref. VRD RB (CEP - FHLMC)(b)	0.08%	10/01/2033	800	800,000
				2,095,000

Mississippi-2.48%
Mississippi Business Finance Corp. (Chevron U.S.A., Inc.); Series 2010 E, VRD IDR(b)	0.08%	12/01/2030	1,200	1,200,000

Missouri-2.06%
Bridgeton (City of), MO IDA (Stolze Printing); Series 2010, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.08%	11/01/2037	995	995,000

New York-6.99%
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen- Thueringen Girozentrale)(a)(b)(c)	0.05%	11/01/2035	880	880,000
New York (State of) Energy Research & Development Authority (Consolidated Edison Co. of New York, Inc.); Subseries 2005 A-2, VRD RB (LOC - Mizuho Bank Ltd.)(a)(b)(c)	0.06%	05/01/2039	1,100	1,100,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2015 A, VRD RB (LOC - Bank of China Ltd.)(a)(b)(c)	0.10%	05/01/2050	1,400	1,400,000
				3,380,000

North Carolina-3.72%
North Carolina (State of) Educational Facilities Finance Agency (Duke University); Series 1991 B, VRD RB(b)	0.07%	12/01/2021	1,500	1,500,000
Raleigh & Durham (Cities of), NC Airport Authority; Series 2008 C, Ref. VRD RB (LOC - TD Bank N.A.)(a)(b)(c)	0.04%	05/01/2036	300	300,000
				1,800,000

Ohio-0.28%
Lorain (County of), OH Port Authority (St. Ignatius High School); Series 2008, VRD RB (LOC - U.S. Bank N.A.)(b)(c)	0.09%	08/02/2038	135	135,000

Oregon-2.93%
Marion (County of), OR Housing Authority (Residence at Marian Estates); Series 1997, VRD RB (LOC - U.S. Bank N.A.)(b)(c)(d)	0.14%	07/01/2027	650	650,000
Portland (Port of), OR (Portland International Airport); Subseries 2008 18-A, Ref. VRD RB (LOC - Industrial & Commercial Bank of China Ltd.)(a)(b)(c)(d)	0.15%	07/01/2026	765	765,000
				1,415,000

Pennsylvania-2.78%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.09%	06/01/2037	445	445,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Pennsylvania-(continued)
Pennsylvania (State of) Economic Development Financing Authority (Greene Towne School, Inc.); Series 2000 I-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.12%	12/01/2025	$100	$ 100,000
Pennsylvania (State of) Economic Development Financing Authority (The Kingsley Association); Series 2006 B-1, VRD RB (LOC - PNC Bank N.A.)(b)(c)	0.12%	08/01/2026	125	125,000
Ridley School District; Series 2009, VRD GO Bonds (LOC - TD Bank N.A.)(a)(b)(c)	0.08%	11/01/2029	675	675,000
				1,345,000

Rhode Island-3.31%
Rhode Island Health & Educational Building Corp. (Brown University); Series 2003 B, VRD RB(b)	0.07%	09/01/2043	1,600	1,600,000

Texas-15.37%
Capital Area Housing Finance Corp. (Cypress Creek at River Apartments); Series 2006, VRD RB (LOC - Citibank N.A.)(b)(c)(d)	0.12%	10/01/2039	565	565,000
Harris (County of), TX Hospital District; Series 2010, Ref. VRD RB (LOC - JPMorgan Chase Bank N.A.)(b)(c)	0.12%	02/15/2042	1,910	1,910,000
Houston (City of), TX; Series 2020 E-2, Commercial Paper Notes	0.16%	10/02/2020	500	500,015
Houston (City of), TX (Combined Utility System); Series 2004 B-3, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(a)(b)(c)	0.08%	05/15/2034	1,300	1,300,000
Southeast Texas Housing Finance Corp. (Mansions at Moses Lake Apartments); Series 2008, VRD RB (CEP - FHLMC)(b)(d)	0.14%	06/01/2041	890	890,000
Texas (State of) Department of Housing & Community Affairs (Costa Mariposa Apartments); Series 2009, VRD RB (CEP - FHLMC)(b)	0.14%	05/01/2042	375	375,000
University of Texas System Board of Regents;
Series 2008 B, VRD RB(b)	0.06%	08/01/2025	1,200	1,200,000
Subseries 2016 G-2, VRD RB(b)	0.10%	08/01/2045	695	695,000
				7,435,015

Virginia-2.07%
Norfolk (City of), VA; Series 2007, VRD GO Bonds(b)	0.09%	08/01/2037	1,000	1,000,000

Washington-2.07%
Washington (State of) Housing Finance Commission (Kitts Corner Apartments); Series 2014, VRD RB (LOC - FHLB of San Francisco)(b)(c)	0.07%	09/01/2049	1,000	1,000,000

West Virginia-3.93%
West Virginia (State of) Hospital Finance Authority (Cabell Huntington Hosp, Inc.); Series 2008 B, Ref. VRD RB (LOC - Branch Banking & Trust Co.)(b)(c)	0.14%	01/01/2034	1,900	1,900,000

Wisconsin-0.76%
Lima (Town of), WI (Sharon S. Richardson Community Hospice, Inc.); Series 2009, VRD RB (LOC - FHLB of Chicago)(b)(c)	0.09%	10/01/2042	370	370,000
TOTAL INVESTMENTS IN SECURITIES(e)(f)-99.27% (Cost $48,015,000)				48,015,074
OTHER ASSETS LESS LIABILITIES-0.73%				354,059
NET ASSETS-100.00%				$48,369,133

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Tax-Exempt Portfolio

Investment Abbreviations:

CEP	- Credit Enhancement Provider
COP	- Certificates of Participation
FHLB	- Federal Home Loan Bank
FHLMC	- Federal Home Loan Mortgage Corp.
GO	- General Obligation
IDR	- Industrial Development Revenue Bonds
LOC	- Letter of Credit
PCR	- Pollution Control Revenue Bonds
RB	- Revenue Bonds
Ref.	- Refunding
VRD	- Variable Rate Demand
YMCA	- Young Men’s Christian Association

Notes to Schedule of Investments:

(a)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: Japan: 7.0%; China: 6.4%; Canada: 6.3%; other countries less than 5% each: 8.9%.

(b)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(c)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(d)	Security subject to the alternative minimum tax.
(e)	Also represents cost for federal income tax purposes.
(f)

This table provides a listing of those entities that have either issued, guaranteed, backed or otherwise enhanced the credit quality of more than 5% of the securities held in the portfolio. In instances where the entity has guaranteed, backed or otherwise enhanced the credit quality of a security, it is not primarily responsible for the issuer’s obligations but may be called upon to satisfy the issuer’s obligations.

Entities	Percentage
Federal Home Loan Mortgage Corp.	7.0%
Federal Home Loan Bank	6.7
JPMorgan Chase Bank N.A.	6.1
Truist Financial Corp.	6.0
TD Bank N.A.	5.6

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Assets and Liabilities

August 31, 2020

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Assets:
Investments in securities, at value	$1,275,963,996	$8,214,553,110	$48,015,074

Repurchase agreements, at value and cost	414,520,956	3,520,940,164	-

Cash	-	-	48,489

Receivable for:
Investments sold	400,000	-	300,000

Fund shares sold	180,504	11,552	606

Interest	344,614	2,232,876	6,117

Fund expenses absorbed	3,785	64,354	8,606

Total assets	1,691,413,855	11,737,802,056	48,378,892

Liabilities:
Payable for:
Investments purchased	25,000,000	-	-

Fund shares reacquired	620,267	693	-

Amount due custodian	257,201	1,780,395	-

Dividends	188,623	164,641	248

Accrued fees to affiliates	-	-	6,976

Accrued operating expenses	-	-	2,535

Total liabilities	26,066,091	1,945,729	9,759

Net assets applicable to shares outstanding	$1,665,347,764	$11,735,856,327	$48,369,133

Net assets consist of:
Shares of beneficial interest	$1,664,917,173	$11,735,198,594	$48,372,647

Distributable earnings (loss)	430,591	657,733	(3,514)

	$1,665,347,764	$11,735,856,327	$48,369,133

Net Assets:
Investor Class	$93,922,541	$48,190,425	$2,514,405

Institutional Class	$1,559,621,726	$11,687,665,902	$45,854,728

Private Investment Class	$362,065	$-	$-

Personal Investment Class	$8,200,686	$-	$-

Reserve Class	$10,291	$-	$-

Resource Class	$3,230,455	$-	$-

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300	48,187,935	2,514,551

Institutional Class	1,559,220,944	11,687,039,060	45,857,272

Private Investment Class	361,972	-	-

Personal Investment Class	8,198,578	-	-

Reserve Class	10,289	-	-

Resource Class	3,229,625	-	-

Net asset value, offering and redemption price per share for each class	$1.00	$1.00	$0.9999

Cost of Investments	$1,690,484,952	$11,735,493,274	$48,015,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Operations

For the year ended August 31, 2020

		Invesco Premier	Invesco Premier
	Invesco Premier	U.S. Government	Tax-Exempt
	Portfolio	Money Portfolio	Portfolio

Investment income:
Interest	$24,482,560	$107,168,973	$828,734

Expenses:
Advisory fees	4,378,700	26,648,035	198,873

Distribution fees:
Private Investment Class	2,347	-	-

Personal Investment Class	64,571	-	-

Reserve Class	88	-	-

Resource Class	5,653	-	-

Total expenses	4,451,359	26,648,035	198,873

Less: Fees waived	(1,235,404)	(7,491,790)	(48,248)

Net expenses	3,215,955	19,156,245	150,625

Net investment income	21,266,605	88,012,728	678,109

Realized and unrealized gain (loss) from:
Net realized gain from investment securities	12,246	498,890	-

Change in net unrealized appreciation (depreciation) of investment securities	-	-	(12)

Net realized and unrealized gain (loss)	12,246	498,890	(12)

Net increase in net assets resulting from operations	$21,278,851	$88,511,618	$678,097

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statements of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Premier Portfolio		Invesco Premier U.S. Government Money Portfolio		Invesco Premier Tax-Exempt Portfolio
	2020	2019	2020	2019	2020	2019
Operations:
Net investment income	$21,266,605	$36,825,552	$88,012,728	$168,773,321	$678,109	$1,953,847

Net realized gain	12,246	2,040	498,890	43,688	-	-

Change in net unrealized appreciation (depreciation)	-	-	-	-	(12)	769

Net increase in net assets resulting from operations	21,278,851	36,827,592	88,511,618	168,817,009	678,097	1,954,616

Distributions to shareholders from distributable earnings:
Investor Class	(1,199,697)	(1,068,632)	(378,131)	(714,641)	(103,556)	(198,168)

Institutional Class	(19,924,976)	(35,544,255)	(87,634,597)	(168,058,680)	(574,553)	(1,755,679)

Private Investment Class	(10,255)	(83,516)	-	-	-	-

Personal Investment Class	(94,062)	(42,811)	-	-	-	-

Reserve Class	(57)	(152)	-	-	-	-

Resource Class	(37,558)	(86,186)	-	-	-	-

Total distributions from distributable earnings	(21,266,605)	(36,825,552)	(88,012,728)	(168,773,321)	(678,109)	(1,953,847)

Share transactions-net:
Investor Class	33,573,140	30,638,912	15,631,141	28,302	(6,661,530)	(5,179,395)

Institutional Class	(107,566,727)	709,430,303	3,381,525,467	1,386,134,388	(51,750,765)	20,084,867

Private Investment Class	(637,558)	(4,697,542)	-	-	-	-

Personal Investment Class	(5,569,447)	13,757,903	-	-	-	-

Reserve Class	67	151	-	-	-	-

Resource Class	(66,702)	(3,400,197)	-	-	-	-

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530	3,397,156,608	1,386,162,690	(58,412,295)	14,905,472

Net increase (decrease) in net assets	(80,254,981)	745,731,570	3,397,655,498	1,386,206,378	(58,412,307)	14,906,241

Net assets:
Beginning of year	1,745,602,745	999,871,175	8,338,200,829	6,951,994,451	106,781,440	91,875,199

End of year	$1,665,347,764	$1,745,602,745	$11,735,856,327	$8,338,200,829	$48,369,133	$106,781,440

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Funds outstanding throughout the periods indicated.

Institutional Class

	Net asset value, beginning of period	Net investment income(a)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.20%	$1,559,622	0.18	%(c)	0.25	%(c)	1.22	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.37	1,667,185	0.18		0.25		2.37
Year ended 08/31/18	1.00	0.02	0.00	0.02	(0.02)	1.00	1.60	957,754	0.18		0.25		1.63
Year ended 08/31/17	1.00	0.01	0.00	0.01	(0.01)	1.00	0.84	683,734	0.18		0.25		0.63
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.30	6,342,444	0.18		0.25		0.30
Invesco Premier U.S. Government Money Portfolio
Year ended 08/31/20	1.00	0.01	0.00	0.01	(0.01)	1.00	0.93	11,687,666	0.18	(c)	0.25	(c)	0.83	(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.21	8,305,644	0.18		0.25		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.36	6,919,466	0.18		0.25		1.36
Year ended 08/31/17	1.00	0.01	(0.00)	0.01	(0.01)	1.00	0.53	5,730,975	0.18		0.25		0.54
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.17	2,551,750	0.17		0.25		0.18
Invesco Premier Tax-Exempt Portfolio
Year ended 08/31/20	1.0000	0.0078	(0.0001)	0.0077	(0.0078)	0.9999	0.77	45,855	0.19	(c)	0.25	(c)	0.85	(c)
Year ended 08/31/19	1.0000	0.0146	0.0000	0.0146	(0.0146)	1.0000	1.47	97,605	0.20		0.25		1.46
Year ended 08/31/18	1.0000	0.0106	(0.0001)	0.0105	(0.0105)	1.0000	1.05	77,520	0.20		0.25		1.06
Year ended 08/31/17	1.00	0.0058	0.0000	0.0058	(0.0058)	1.0000	0.59	57,297	0.20		0.25		0.56
Year ended 08/31/16	1.00	0.00	0.00	0.00	(0.00)	1.00	0.10	129,818	0.15		0.25		0.10

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)

Ratios are based on average daily net assets (000’s omitted) of $1,636,773, $10,611,305 and $68,081 for Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, respectively.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series diversified management investment company. The Trust is organized as a Delaware statutory trust. The Funds covered in this report are Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (collectively, the “Funds”). The assets, liabilities and operations of each portfolio are accounted for separately. Information presented in these financial statements pertains only to the Funds. Matters affecting each Fund or class will be voted on exclusively by the shareholders of such portfolio or class.

    Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity. Invesco Premier U.S. Government Money Portfolio’s investment objective is a high level of current income consistent with the preservation of capital and the maintenance of liquidity. Invesco Premier Tax-Exempt Portfolio’s investment objective is to provide tax-exempt income consistent with preservation of capital and liquidity.

    Invesco Premier Portfolio currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio currently consist of two classes of shares: Investor Class and Institutional Class. Investor Class shares of the Funds are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

    Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    Invesco Premier Tax-Exempt Portfolio, an “institutional money market fund”, prices and transacts in its shares at a floating net asset value (“NAV”) reflecting the current market-based values of its portfolio securities, except as otherwise generally permitted for securities with remaining maturities of 60 days or less, which are valued at amortized cost. Rules and regulations also require Invesco Premier Tax-Exempt Portfolio to round its NAV to four decimal places (e.g., $1.0000).

    Invesco Premier Portfolio, a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and Invesco Premier U.S. Government Portfolio, a “government money market fund” as defined in Rule 2a-7 under the 1940 Act, seek to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation.

    “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons. “Government money market funds” are required to invest at least 99.5% of their total assets in cash, Government Securities (as defined in the 1940 Act), and/or repurchase agreements collateralized fully by cash or Government Securities.

    Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors. The Board of Trustees has elected not to subject Invesco Premier U.S. Government Portfolio to liquidity fee and redemption gate requirements at this time, as permitted by Rule 2a-7.

    The following is a summary of the significant accounting policies followed by the Funds in the preparation of their financial statements.

A.

Security Valuations - Invesco Premier Tax-Exempt Portfolio’s securities are fair valued using an evaluated quote provided by an independent pricing service approved by the Board of Trustees. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, market information from brokers and dealers, developments related to specific securities, yield (for debt obligations), quality, type of issue, coupon rate (for debt obligations), maturity (for debt obligations), individual trading characteristics and other market data. Pricing services generally value debt obligations assuming orderly transactions of institutional round lot size, but a fund may hold or transact in the same securities in smaller, odd lot sizes. Odd lots often trade at lower prices than institutional round lots. Debt obligations are subject to interest rate and credit risks. In addition, all debt obligations involve some risk of default with respect to interest and/or principal payments.

Securities for which market quotations are not readily available or became unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust’s officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ asked quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value.

Invesco Premier Portfolio and Invesco Premier U.S. Government Portfolio’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

Each Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/ or liquidity of certain of each Fund’s investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Funds may periodically participate in litigation related to each Fund’s investments. As such, the Funds may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

(loss) from investment securities reported in the Statements of Operations and the Statements of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of each Fund’s net asset value and, accordingly, they reduce each Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statements of Operations and the Statements of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Funds and the investment adviser.

The Funds allocate realized capital gains and losses to a class based on the relative net assets of each class. The Funds allocate income to a class based on the relative value of the settled shares of each class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Funds to declare dividends from net investment income daily and pay dividends on the first business day of the following month. Each Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Funds intend to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Funds’ taxable earnings to shareholders. As such, the Funds will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Funds recognize the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed each Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

In addition, Invesco Premier Tax-Exempt Portfolio intends to invest in such municipal securities to allow it to qualify to pay shareholders “exempt interest dividends”, as defined in the Internal Revenue Code.

Each Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, each Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of each Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, each Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts, including each Fund’s servicing agreements, that contain a variety of indemnification clauses. Each Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Funds may enter into repurchase agreements. Collateral on repurchase agreements, including each Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by such Funds upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Funds might incur expenses in enforcing their rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - Certain Funds may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or

27	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Funds may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and each Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, each Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of such Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by each Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to each Fund in connection with securities transactions to which such Fund is a party or in connection with securities owned by such Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to each Fund other than Invesco Premier U.S. Government Money Portfolio and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Funds, will pay 40% of the fees paid to the Adviser to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to each Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of Invesco Premier Portfolio and Invesco Premier U.S. Government Money Portfolio. In addition, the Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.05% of the average daily net assets of Invesco Premier Tax-Exempt Portfolio.

    For the year ended August 31, 2020, the Adviser waived advisory fees and/or reimbursed Fund expenses in the following amounts:

Invesco Premier Portfolio	$1,226,042
Invesco Premier U.S. Government Money Portfolio	7,461,487
Invesco Premier Tax-Exempt Portfolio	39,775

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 are shown below:

		Private	Personal
		Investment	Investment	Reserve	Resource
	Fund Level	Class	Class	Class	Class
Invesco Premier Portfolio	$ -	$86	$9,183	$21	$72
Invesco Premier U.S. Government Money Portfolio	30,303	-	-	-	-
Invesco Premier Tax-Exempt Portfolio	8,473	-	-	-	-

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to each Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to each Fund. Invesco and IIS do not charge the Funds any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Funds. Pursuant to a custody agreement with the Trust on behalf of the Funds, BNY Mellon also serves as the Funds’ custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to Invesco Premier Portfolio’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of each class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges,

28	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1	–	Prices are determined using quoted prices in an active market for identical assets.
Level 2	–	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3	–	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect each Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2020, all of the securities in each Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

Each Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by each Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. For the year ended August 31, 2020, each Fund engaged in transactions with affiliates as listed below:

	Securities Purchases	Securities Sales	Net Realized Gains

Invesco Premier Portfolio	$359,891,167	$408,545,517	$-
Invesco Premier Tax-Exempt Portfolio	77,748,600	127,874,744	-

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Funds may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. Each Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

NOTE 6–Cash Balances

The Funds are permitted to temporarily overdraft or leave balances in their accounts with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statements of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Funds for such activity, the Funds may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Funds can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020		2019
		Ordinary		Ordinary
	Ordinary	Income-Tax-	Ordinary	Income-Tax-
	Income*	Exempt	Income*	Exempt
Invesco Premier Portfolio	$21,266,605	$-	$36,825,552	$-
Invesco Premier U.S. Government Money Portfolio	88,012,728	-	168,773,321	-
Invesco Premier Tax-Exempt Portfolio	66,420	611,689	263,780	1,690,067

*     Includes short-term capital gain distributions, if any.

29	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Components of Net Assets at Period-End:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Net Unrealized Appreciation- Investments	Capital Loss Carryforwards	Shares of Beneficial Interest	Total Net Assets
Invesco Premier Portfolio	$430,591	$-	$-	$-	$1,664,917,173	$1,665,347,764
Invesco Premier U.S. Government Money Portfolio	657,733	-	-	-	11,735,198,594	11,735,856,327
Invesco Premier Tax-Exempt Portfolio	-	205	74	(3,793)	48,372,647	48,369,133

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Funds to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Funds have a capital loss carryforward as of August 31, 2020, as follows:

	Not Subject to
Fund	Expiration	Total*
Invesco Premier Tax-Exempt Portfolio	$3,793	$3,793

*

Capital loss carryforwards are reduced for limitations, if any, to the extent required by the Internal Revenue Code and may be further limited depending upon a variety of factors, including the realization of net unrealized gains or losses as of the date of any reorganization.

NOTE 8–Investment Transactions

The aggregate cost and the net unrealized appreciation (depreciation) of investments for tax purposes are as follows:

	At August 31, 2020
				Net
				Unrealized
	Federal	Unrealized	Unrealized	Appreciation
	Tax Cost*	Appreciation	(Depreciation)	(Depreciation)
Invesco Premier Tax-Exempt Portfolio	$48,015,000	$74	$-	$74

*	For Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio, cost of investments are the same for tax and financial reporting purposes.

NOTE 9–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of each Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Premier Portfolio	$14,286	$(14,286)	$-
Invesco Premier U.S. Government Money Portfolio	495,384	(495,384)	-
Invesco Premier Tax-Exempt Portfolio	-	-	-

NOTE 10–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Investor Class	251,424,086	$251,424,086	63,579,554	$63,579,554

Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470

Private Investment Class	551,503	551,503	594,675	594,675

Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408

Reserve Class	10	10	-	-

Resource Class	605,740	605,740	814,032	814,032

30	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Investor Class	1,014,103	$1,014,103	1,059,467	$1,059,467

Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215

Private Investment Class	10,255	10,255	83,516	83,516

Personal Investment Class	94,062	94,062	23,914	23,914

Reserve Class	57	57	151	151

Resource Class	37,558	37,558	86,186	86,186

Reacquired:

Investor Class	(218,865,049)	(218,865,049)	(34,000,109)	(34,000,109)

Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)

Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)

Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)

Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier U.S. Government Money Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Investor Class	78,967,391	$78,967,391	12,662,875	$12,662,875

Institutional Class	60,537,774,201	60,537,774,201	49,189,664,997	49,189,664,997

Issued as reinvestment of dividends:

Investor Class	364,670	364,670	692,739	692,739

Institutional Class	46,957,836	46,957,836	72,714,639	72,714,639

Reacquired:

Investor Class	(63,700,920)	(63,700,920)	(13,327,312)	(13,327,312)

Institutional Class	(57,203,206,570)	(57,203,206,570)	(47,876,245,248)	(47,876,245,248)

Net increase in share activity	3,397,156,608	$3,397,156,608	1,386,162,690	$1,386,162,690

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 86% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

Invesco Premier Tax-Exempt Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:

Investor Class	14,249,936	$14,249,851	2,088,415	$2,088,415

Institutional Class	115,622,666	115,618,108	292,812,415	292,812,412

31	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 10–Share Information-(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Issued as reinvestment of dividends:

Investor Class	95,644	$95,643	198,168	$198,168

Institutional Class	574,556	574,552	1,583,385	1,583,385

Reacquired:
Investor Class	(21,007,489)	(21,007,024)	(7,465,978)	(7,465,978)

Institutional Class	(167,948,204)	(167,943,425)	(274,310,933)	(274,310,930)

Net increase (decrease) in share activity	(58,412,891)	$(58,412,295)	14,905,472	$14,905,472

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 77% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 11–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Funds’ ability to achieve their investment objectives. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Funds and their investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

32	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Institutional Class Shareholders of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio (constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), hereafter collectively referred to as the “Funds”) as of August 31, 2020, the related statements of operations for the year ended August 31, 2020, the statements of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of August 31, 2020, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended August 31, 2020 and each of the financial highlights for each of the five years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

33	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Institutional Class, you incur ongoing costs, such as management fees. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

				HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Institutional Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,002.80	$0.91	$1,024.23	$0.92	0.18%
Invesco Premier U.S. Government Money Portfolio	1,000.00	1,001.30	0.91	1,024.23	0.92	0.18
Invesco Premier Tax-Exempt Portfolio	1,000.00	1,002.40	0.91	1,024.23	0.92	0.18

[1]

The actual ending account value is based on the actual total return of the Funds for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on each Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]

Expenses are equal to each Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

34	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

35	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

36	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

37	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%
Invesco Premier U.S. Government Money Portfolio	99.53%	0.00%	0.00%	32.67%	0.00%
Invesco Premier Tax-Exempt Portfolio	100.00%	0.00%	0.00%	0.00%	90.21%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$14,286	0.00%
Invesco Premier U.S. Government Money Portfolio	$495,384	100.00%
Invesco Premier Tax-Exempt Portfolio	$-	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

38	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee

Martin L. Flanagan[1] –1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees

Bruce L. Crockett – 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)

David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association

Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and Vice President and Director of Grahamtastic Connection (non- profit)

Jack M. Fields – 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine

Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)

Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)

Elizabeth Krentzman – 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member

Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP

Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None

Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)

Teresa M. Ressel — 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)

Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None

Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None

Daniel S. Vandivort – 1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None

James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)

Christopher L. Wilson – 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers

Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A

Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A

Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A

Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)

John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A

Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A

Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)

Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A

Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A

Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309	Invesco Distributors, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	PricewaterhouseCoopers LLP 1000 Louisiana Street, Suite 5800 Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP 2005 Market Street, Suite 2600 Philadelphia, PA 19103-7018	Goodwin Procter LLP 901 New York Avenue, N.W. Washington, D.C. 20001	Invesco Investment Services, Inc. 11 Greenway Plaza, Suite 1000 Houston, TX 77046-1173	Bank of New York Mellon 2 Hanson Place Brooklyn, NY 11217-1431

T-7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-2

Annual Report to Shareholders	August 31, 2020

Resource Class
AIM Treasurer’s Series Trust
(Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal

Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.“1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Resource Class data as of 8/31/20

FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	39 days	70 days	$3.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
Invesco Premier Portfolio
1 - 7	30.2%
8 - 30	17.4
31 - 60	8.3
61 - 90	13.0
91 - 180	20.6
181+	10.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Commercial Paper-46.52%(a)
Asset-Backed Securities - Fully Supported-0.40%
Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%
Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000

Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300

Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844

Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000

Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400

Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778

Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465

LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646

Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583

Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243

Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450

				286,798,501

Diversified Banks-19.63%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000

Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000

DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438

Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833

Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367

National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000

Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500

Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000

Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000

Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253

				326,920,851

Diversified Capital Markets-2.37%
Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238

UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111

				39,465,349

Other Diversified Financial Services-1.50%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

Specialized Finance-4.20%
Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$24,984,031

FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944

FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217

				69,947,192

Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000

Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000

Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000

Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000

China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000

Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847

KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000

Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446

Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000

Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000

Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000

Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000

Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000

Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)
Credit Enhanced-5.95%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000

Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000

Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000

Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000

Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000

Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000

Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000

Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000

New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000

San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000

Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000

University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000

Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value

U.S. Treasury Securities-3.00%
U.S. Treasury Bills-3.00%
U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%
Technology Hardware, Storage & Peripherals-1.12%
Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783

TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase
			Amount

Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000

BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000

BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000

Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000

Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000

Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000

Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020,aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value

ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(c)(i)	0.19%	-	-	35,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956

Total Repurchase Agreements (Cost $414,520,956)				414,520,956

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952

OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)

NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments-(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2020

Invesco Premier
Portfolio

Assets:
Investments in securities, at value	$1,275,963,996

Repurchase agreements, at value and cost	414,520,956

Receivable for:
Investments sold	400,000

Fund shares sold	180,504

Interest	344,614

Fund expenses absorbed	3,785

Total assets	1,691,413,855

Liabilities:
Payable for:
Investments purchased	25,000,000

Fund shares reacquired	620,267

Amount due custodian	257,201

Dividends	188,623

Total liabilities	26,066,091

Net assets applicable to shares outstanding	$1,665,347,764

Net assets consist of:
Shares of beneficial interest	$1,664,917,173

Distributable earnings	430,591

$1,665,347,764

Net Assets:
Investor Class	$93,922,541

Institutional Class	$1,559,621,726

Private Investment Class	$362,065

Personal Investment Class	$8,200,686

Reserve Class	$10,291

Resource Class	$3,230,455

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300

Institutional Class	1,559,220,944

Private Investment Class	361,972

Personal Investment Class	8,198,578

Reserve Class	10,289

Resource Class	3,229,625

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,690,484,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2020

Invesco Premier
Portfolio

Investment income:
Interest	$24,482,560

Expenses:
Advisory fees	4,378,700

Distribution fees:
Private Investment Class	2,347

Personal Investment Class	64,571

Reserve Class	88

Resource Class	5,653

Total expenses	4,451,359

Less: Fees waived	(1,235,404)

Net expenses	3,215,955

Net investment income	21,266,605

Net realized gain from investment securities	12,246

Net increase in net assets resulting from operations	$21,278,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Premier Portfolio
	2020	2019

Operations:
Net investment income	$21,266,605	$36,825,552

Net realized gain	12,246	2,040

Net increase in net assets resulting from operations	21,278,851	36,827,592

Distributions to shareholders from distributable earnings:
Investor Class	(1,199,697)	(1,068,632)

Institutional Class	(19,924,976)	(35,544,255)

Private Investment Class	(10,255)	(83,516)

Personal Investment Class	(94,062)	(42,811)

Reserve Class	(57)	(152)

Resource Class	(37,558)	(86,186)

Total distributions from distributable earnings	(21,266,605)	(36,825,552)

Share transactions-net:
Investor Class	33,573,140	30,638,912

Institutional Class	(107,566,727)	709,430,303

Private Investment Class	(637,558)	(4,697,542)

Personal Investment Class	(5,569,447)	13,757,903

Reserve Class	67	151

Resource Class	(66,702)	(3,400,197)

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530

Net increase (decrease) in net assets	(80,254,981)	745,731,570

Net assets:
Beginning of year	1,745,602,745	999,871,175

End of year	$1,665,347,764	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Resource Class

	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets
Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	1.05%	$3,230	0.34	%(c)	0.41	%(c)	1.06	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.20	3,297	0.34		0.41		2.21
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.45	6,699	0.34		0.41		1.47
Year ended 08/31/17(d)	1.00	0.01	0.00	0.01	(0.01)	1.00	0.70	10	0.34		0.41		0.47

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $3,534.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial
Services - Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2020, the Adviser waived advisory fees of $1,226,042.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 were $86, $9,183, $21 and $72 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –

Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.

Level 3 –

Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the Fund engaged in securities purchases of $359,891,167 and securities sales of $408,545,517, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020	2019

	Ordinary	Ordinary
	Income*	Income*

Invesco Premier Portfolio	$21,266,605	$36,825,552

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:
	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets

Invesco Premier Portfolio	$430,591	$1,664,917,173	$1,665,347,764

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of this Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest

Invesco Premier Portfolio	$14,286	$(14,286)	$-

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Sold:
Investor Class	251,424,086	$251,424,086	63,579,554	$63,579,554

Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470

Private Investment Class	551,503	551,503	594,675	594,675

Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408

Reserve Class	10	10	-	-

Resource Class	605,740	605,740	814,032	814,032

Issued as reinvestment of dividends:
Investor Class	1,014,103	1,014,103	1,059,467	1,059,467

Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215

Private Investment Class	10,255	10,255	83,516	83,516

Personal Investment Class	94,062	94,062	23,914	23,914

Reserve Class	57	57	151	151

Resource Class	37,558	37,558	86,186	86,186

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(218,865,049)	$(218,865,049)	(34,000,109)	$(34,000,109)

Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)

Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)

Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)

Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Resource Class Shareholders of Invesco Premier Portfolio

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the four years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Resource Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Resource Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,002.00	$1.71	$1,023.43	$1.73	0.34%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*

Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders
	Qualified Short-Term Gains	Qualified Interest Income**

Invesco Premier Portfolio	$14,286	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] -1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett - 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch - 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields - 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones - 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management Team Olayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort -1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn - 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk - 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos - 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer - Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer - Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

    A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.
Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-4

Annual Report to Shareholders	August 31, 2020

Private Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED  |  MAY LOSE VALUE  |  NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities.

The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Private Investment Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	39 days	70 days	$362.1 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
Invesco
Premier
Portfolio
1 - 7	30.2%
8 - 30	17.4
31 - 60	8.3
61 - 90	13.0
91 - 180	20.6
181+	10.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the

Investment Company Act of 1940.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Commercial Paper-46.52%(a)
Asset-Backed Securities - Fully Supported-0.40%
Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$ 6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%
Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844
Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450
				286,798,501

Diversified Banks-19.63%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000
DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253
				326,920,851

Diversified Capital Markets-2.37%
Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111
				39,465,349

Other Diversified Financial Services-1.50%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
Specialized Finance-4.20%
Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$ 24,984,031
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944
FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217
				69,947,192
Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847
KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)
Credit Enhanced-5.95%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000
Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

			Principal
	Interest	Maturity	Amount
	Rate	Date	(000)	Value
U.S. Treasury Securities-3.00%
U.S. Treasury Bills-3.00%
U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$ 49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%
Technology Hardware, Storage & Peripherals-1.12%
Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase
			Amount
Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 -06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% -6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest	Maturity	Repurchase
	Rate	Date	Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(c)(i)	0.19%	-	-	35,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956
Total Repurchase Agreements (Cost $414,520,956)				414,520,956
TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952
OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)
NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2020

Invesco Premier Portfolio

Assets:
Investments in securities, at value	$1,275,963,996

Repurchase agreements, at value and cost	414,520,956

Receivable for:
Investments sold	400,000

Fund shares sold	180,504

Interest	344,614

Fund expenses absorbed	3,785

Total assets	1,691,413,855

Liabilities:
Payable for:
Investments purchased	25,000,000

Fund shares reacquired	620,267

Amount due custodian	257,201

Dividends	188,623

Total liabilities	26,066,091

Net assets applicable to shares outstanding	$1,665,347,764

Net assets consist of:
Shares of beneficial interest	$1,664,917,173

Distributable earnings	430,591

$1,665,347,764

Net Assets:
Investor Class	$93,922,541

Institutional Class	$1,559,621,726

Private Investment Class	$362,065

Personal Investment Class	$8,200,686

Reserve Class	$10,291

Resource Class	$3,230,455

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300

Institutional Class	1,559,220,944

Private Investment Class	361,972

Personal Investment Class	8,198,578

Reserve Class	10,289

Resource Class	3,229,625

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,690,484,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2020

Invesco Premier Portfolio

Investment income:
Interest	$24,482,560

Expenses:
Advisory fees	4,378,700

Distribution fees:
Private Investment Class	2,347

Personal Investment Class	64,571

Reserve Class	88

Resource Class	5,653

Total expenses	4,451,359

Less: Fees waived	(1,235,404)

Net expenses	3,215,955

Net investment income	21,266,605

Net realized gain from investment securities	12,246

Net increase in net assets resulting from operations	$21,278,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Premier Portfolio

	2020	2019

Operations:
Net investment income	$21,266,605	$36,825,552

Net realized gain	12,246	2,040

Net increase in net assets resulting from operations	21,278,851	36,827,592

Distributions to shareholders from distributable earnings:
Investor Class	(1,199,697)	(1,068,632)

Institutional Class	(19,924,976)	(35,544,255)

Private Investment Class	(10,255)	(83,516)

Personal Investment Class	(94,062)	(42,811)

Reserve Class	(57)	(152)

Resource Class	(37,558)	(86,186)

Total distributions from distributable earnings	(21,266,605)	(36,825,552)

Share transactions-net:
Investor Class	33,573,140	30,638,912

Institutional Class	(107,566,727)	709,430,303

Private Investment Class	(637,558)	(4,697,542)

Personal Investment Class	(5,569,447)	13,757,903

Reserve Class	67	151

Resource Class	(66,702)	(3,400,197)

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530

Net increase (decrease) in net assets	(80,254,981)	745,731,570

Net assets:
Beginning of year	1,745,602,745	999,871,175

End of year	$1,665,347,764	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Private Investment Class
	Net asset value, beginning of period	Net investment income(a)	Net gains on securities	Total from investment operations	Dividends from net investment income	Net asset value, end of period	Total return(b)	Net assets, end of period (000’s omitted)	Ratio of expenses to average net assets with fee waivers and/or expense reimbursements		Ratio of expenses to average net assets without fee waivers and/or expense reimbursements		Ratio of net investment income to average net assets

Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.93%	$362	0.47	%(c)	0.55	%(c)	0.93	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	2.06	1,000	0.48		0.55		2.07
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.30	5,699	0.48		0.55		1.33
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.55	10	0.48		0.55		0.33

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $782.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements -The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2020, the Adviser waived advisory fees of $1,226,042.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 were $86, $9,183, $21 and $72 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the Fund engaged in securities purchases of $359,891,167 and securities sales of $408,545,517, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020	2019

	Ordinary Income*	Ordinary Income*
Invesco Premier Portfolio	$21,266,605	$36,825,552

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets
Invesco Premier Portfolio	$430,591	$1,664,917,173	$1,665,347,764

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of this Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Premier Portfolio	$14,286	$(14,286)	$-

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	251,424,086	$251,424,086	63,579,554	$ 63,579,554
Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470
Private Investment Class	551,503	551,503	594,675	594,675
Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408
Reserve Class	10	10	-	-
Resource Class	605,740	605,740	814,032	814,032

Issued as reinvestment of dividends:
Investor Class	1,014,103	1,014,103	1,059,467	1,059,467
Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215
Private Investment Class	10,255	10,255	83,516	83,516
Personal Investment Class	94,062	94,062	23,914	23,914
Reserve Class	57	57	151	151
Resource Class	37,558	37,558	86,186	86,186

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(218,865,049)	$(218,865,049)	(34,000,109)	$(34,000,109)

Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)

Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)

Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)

Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Private Investment Class Shareholders of Invesco Premier Portfolio

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the four years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Private Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Private Investment Class	Beginning Account Value (03/01/20)	ACTUAL		HYPOTHETICAL (5% annual return before expenses)
		Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,001.50	$2.16	$1,022.97	$2.19	0.43%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax
	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$14,286	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees
Bruce L. Crockett - 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch - 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields - 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees–(continued)
Eli Jones - 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management - Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Independent Trustees–(continued)
Ann Barnett Stern - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort - 1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn - 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers
Sheri Morris - 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk - 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019	Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.	N/A	N/A

		Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey - 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos - 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer - Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years

Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer	2020	Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)	N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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(This page intentionally left blank)

Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-5

Annual Report to Shareholders	August 31, 2020

Personal Investment Class
AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)
Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED     |     MAY LOSE VALUE     |     NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Personal Investment Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	39 days	70 days	$8.2 million

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.

    Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

5                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
Invesco
Premier
Portfolio
1 - 7	30.2%
8 - 30	17.4
31 - 60	8.3
61 - 90	13.0
91 - 180	20.6
181+	10.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

6                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.52%(a)
Asset-Backed Securities - Fully Supported-0.40%
Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$ 6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%
Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844
Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450
				286,798,501

Diversified Banks-19.63%
ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000
DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253
				326,920,851

Diversified Capital Markets-2.37%
Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111
				39,465,349

Other Diversified Financial Services-1.50%
Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%
Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-4.20%
Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$ 24,984,031
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944
FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217
				69,947,192
Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847
KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)
Credit Enhanced-5.95%
Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000
Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-3.00%
U.S. Treasury Bills-3.00%
U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$ 49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%
Technology Hardware, Storage & Peripherals-1.12%
Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase Amount
Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 -06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% -6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 -01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$ 10,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000
J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000
Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% -2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000
Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000
RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 -02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000
Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 -09/30/2049)(c)(i)	0.19%	-	-	35,000,000
Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956
Total Repurchase Agreements (Cost $414,520,956)				414,520,956
TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952
OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)
NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:

CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2020

Invesco Premier Portfolio

Assets:
Investments in securities, at value	$1,275,963,996
Repurchase agreements, at value and cost	414,520,956

Receivable for:
Investments sold	400,000

Fund shares sold	180,504

Interest	344,614

Fund expenses absorbed	3,785

Total assets	1,691,413,855

Liabilities:
Payable for:
Investments purchased	25,000,000

Fund shares reacquired	620,267

Amount due custodian	257,201

Dividends	188,623

Total liabilities	26,066,091

Net assets applicable to shares outstanding	$1,665,347,764

Net assets consist of:
Shares of beneficial interest	$1,664,917,173

Distributable earnings	430,591

$1,665,347,764

Net Assets:
Investor Class	$93,922,541

Institutional Class	$1,559,621,726

Private Investment Class	$362,065

Personal Investment Class	$8,200,686

Reserve Class	$10,291

Resource Class	$3,230,455

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300

Institutional Class	1,559,220,944

Private Investment Class	361,972

Personal Investment Class	8,198,578

Reserve Class	10,289

Resource Class	3,229,625

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,690,484,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2020

Invesco Premier
Portfolio

Investment income:
Interest	$24,482,560

Expenses:
Advisory fees	4,378,700

Distribution fees:
Private Investment Class	2,347

Personal Investment Class	64,571

Reserve Class	88

Resource Class	5,653

Total expenses	4,451,359

Less: Fees waived	(1,235,404)

Net expenses	3,215,955

Net investment income	21,266,605

Net realized gain from investment securities	12,246

Net increase in net assets resulting from operations	$21,278,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Premier Portfolio

	2020	2019

Operations:
Net investment income	$21,266,605	$36,825,552

Net realized gain	12,246	2,040

Net increase in net assets resulting from operations	21,278,851	36,827,592

Distributions to shareholders from distributable earnings:
Investor Class	(1,199,697)	(1,068,632)

Institutional Class	(19,924,976)	(35,544,255)

Private Investment Class	(10,255)	(83,516)

Personal Investment Class	(94,062)	(42,811)

Reserve Class	(57)	(152)

Resource Class	(37,558)	(86,186)

Total distributions from distributable earnings	(21,266,605)	(36,825,552)

Share transactions-net:
Investor Class	33,573,140	30,638,912

Institutional Class	(107,566,727)	709,430,303

Private Investment Class	(637,558)	(4,697,542)

Personal Investment Class	(5,569,447)	13,757,903

Reserve Class	67	151

Resource Class	(66,702)	(3,400,197)

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530

Net increase (decrease) in net assets	(80,254,981)	745,731,570

Net assets:
Beginning of year	1,745,602,745	999,871,175

End of year	$1,665,347,764	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Personal Investment Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.74%	$8,201	0.65	%(c)	0.80	%(c)	0.75	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.81	13,771	0.73		0.80		1.82
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	1.05	10	0.73		0.80		1.08
Year ended 08/31/17(d)	1.00	0.00	0.00	0.00	(0.00)	1.00	0.35	10	0.68		0.80		0.13

(a) Calculated using average shares outstanding.

(b) Includes adjustments in accordance with accounting principles generally accepted in the United States of America.

(c) Ratios are based on average daily net assets (000’s omitted) of $11,740.

(d) Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

    The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

    The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

    The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

    The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

    The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

    Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

    The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

    The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

    Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

    The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination - For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions - It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes - The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

    The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

    The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses - Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications - Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk - The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks - Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

    The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

    The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

    Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

    There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

    U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

    Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

17                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

    The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

    For the year ended August 31, 2020, the Adviser waived advisory fees of $1,226,042.

    Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 were $86, $9,183, $21 and $72 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

    The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

    The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

    Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 -	Prices are determined using quoted prices in an active market for identical assets.
Level 2 -	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 -	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

    As of August 31, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the Fund engaged in securities purchases of $359,891,167 and securities sales of $408,545,517, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

    Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

18                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020	2019

	Ordinary	Ordinary
	Income*	Income*
Invesco Premier Portfolio	$21,266,605	$36,825,552

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets
Invesco Premier Portfolio	$430,591	$1,664,917,173	$1,665,347,764

    Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

    The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of this Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Premier Portfolio	$14,286	$(14,286)	$-

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity
	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount
Sold:
Investor Class	251,424,086	$251,424,086	63,579,554	$63,579,554
Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470
Private Investment Class	551,503	551,503	594,675	594,675
Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408
Reserve Class	10	10	-	-
Resource Class	605,740	605,740	814,032	814,032

Issued as reinvestment of dividends:
Investor Class	1,014,103	1,014,103	1,059,467	1,059,467
Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215
Private Investment Class	10,255	10,255	83,516	83,516
Personal Investment Class	94,062	94,062	23,914	23,914
Reserve Class	57	57	151	151
Resource Class	37,558	37,558	86,186	86,186

19                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information-(continued)

	Summary of Share Activity
	Years ended August 31,

	2020(a)		2019
	Shares	Amount	Shares	Amount
Reacquired:
Investor Class	(218,865,049)	$(218,865,049)	(34,000,109)	$(34,000,109)
Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)
Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)
Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)
Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)
Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

    The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Personal Investment Class Shareholders of Invesco Premier Portfolio

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the four years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Personal Investment Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

    The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

    Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

		ACTUAL		HYPOTHETICAL (5% annual return before expenses)
Personal Investment Class	Beginning Account Value (03/01/20)	Ending Account Value (08/31/20)[1]	Expenses Paid During Period[2]	Ending Account Value (08/31/20)	Expenses Paid During Period[2]	Annualized Expense Ratio
Invesco Premier Portfolio	$1,000.00	$1,001.00	$2.82	$1,022.32	$2.85	0.56%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

22                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

    As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

    The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

23                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

    The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

    The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

24                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

    The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

    The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

    The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

25                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

    The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

    The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$14,286	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

26                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] - 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett - 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch - 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown - 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non - profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields - 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler - 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones - 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman - 1959 Trustee	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. - 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis - 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley - 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel - 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern - 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli - 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort -1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn - 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris - 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk - 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor - 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg - 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr - 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings(Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.;Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey -1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos - 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom - 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl - 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds);Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster - 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President - Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7                        AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-6

Annual Report to Shareholders	August 31, 2020

Reserve Class AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) Invesco Premier Portfolio

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer or bank. Instead, the reports will be made available on the Fund’s website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank).

You may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with the Fund, you can call (800) 659-1005 (option1) to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held with your financial intermediary or all funds held with the fund complex if you invest directly with the Fund.

This report must be accompanied or preceded by a currently effective Fund prospectus, which contains more complete information, including fees and expenses. Investors should read it carefully before investing.

Unless otherwise stated, information presented in this report is as of August 31, 2020, and is based on total net assets. Unless otherwise stated, all data provided by Invesco.

NOT FDIC INSURED | MAY LOSE VALUE | NO BANK GUARANTEE

2

Letters to Shareholders

Dear Shareholders:

This annual report covers the fiscal year ended August 31, 2020. As always, we thank you for investing with us.

    By investing in a combination of short-term securities and securities with slightly longer maturities, each Fund continued to preserve safety of principal and maintain a relatively high level of liquidity while offering competitive returns during the fiscal year.

Market conditions affecting money market funds

The fiscal year was a tale of two markets, bifurcated in terms of overall US economic growth and financial market returns. During the first half of the fiscal year, investors witnessed a resilient US economy, solid corporate earnings and a newly accommodative US Federal Reserve (the Fed), which helped propel risk assets higher, particularly equities. The second half of the fiscal year moved in the opposite direction with the onset of the coronavirus (COVID-19) disrupting travel and suppressing consumer activity. Investors became increasingly concerned about the global economy and the abrupt economic stoppage causing mass unemployment and negative GDP growth.

    Against this backdrop, the Fed acted swiftly to help buffer the negative economic impact of quarantine and shelter-in-place policies and to limit the potential for permanent damage to the US economy. The Fed cut interest rates twice in March 2020, first by 0.50% and then by 1.00% to a target range of 0.00% to 0.25%.1 The central bank cited dysfunctional short-term funding markets and the possibility of greater longer-term damage to capital markets and the broader economy. Similar to its role in the 2008-2009 financial crisis, the Fed created lending facilities within the commercial paper market, supported prime money market funds directly, and purchased US Treasury bonds and agency mortgage-backed securities across the maturity spectrum. It later engaged in corporate bond purchases of both investment grade and speculative grade quality corporate debt to solidify the proper functioning of markets.

    Short-term yields decreased as a result of the Fed cutting rates and adopting a Zero Interest Rate Policy (ZIRP). The ICE BofA 0-3 months US Treasury Bill Index yielded 0.10% on August 31, 2020, down 180 basis points from a year earlier.2 (A basis point is one one-hundredth of a percentage point.) The three-month US dollar LIBOR also declined 190 basis points to 0.24% over the fiscal year.2 Ten-year US Treasury yields declined 80 basis points to 0.70%.2

    During the Jackson Hole Economic Symposium on August 27, 2020, the Federal Open Markets Committee and Jay Powell announced a formal strategy shift to flexible average inflation targeting. As a result, it is likely the Fed will be more tolerant of inflation above the 2% threshold while maintaining its maximum employment objective as “a broad-based and inclusive goal” and that policy decisions will be dictated by “shortfalls” from maximum employment, not just deviations.1 Powell emphasized that the latter change “reflects our view that a robust job market can be sustained without causing an outbreak of inflation” and that “employment can run at or above real-time estimates of its maximum level without causing concern.”1

Invesco Global Liquidity

For more than 35 years, Invesco Global Liquidity has worked to gain and keep the trust of our investors through our deep industry knowledge and our investment expertise. Invesco Global Liquidity’s goal is to provide our investors with a full suite of liquidity management solutions to meet their investing needs through our disciplined investment process. For Invesco Global Liquidity, safety is of paramount importance in the investment process for all our money market funds. Our conservative investment philosophy has always focused on providing safety, liquidity, and yield – in that order – to our money market fund investors. Invesco Global Liquidity is dedicated to the future of this industry – and to yours.

    Again, thank you for investing with us.

    Sincerely,

Andrew Schlossberg

Head of the Americas,

Senior Managing Director, Invesco Ltd.

1 Source: US Federal Reserve

2 Source: US Treasury Department

3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Dear Fellow Shareholders:

As independent chair of the Invesco Funds Board, I can assure you that the members of the Board are strong advocates for the interests of investors in Invesco’s mutual funds. We work hard to represent your interests through oversight of the quality of the investment management services your funds receive and other matters important to your investment. This includes but is not limited to: monitoring how the portfolio management teams of the Invesco funds are performing in light of changing economic and market conditions; assessing each portfolio management team’s investment performance within the context of the investment strategy described in the fund’s prospectus; and monitoring for potential conflicts of interests that may impact the nature of the services that your funds receive.

    We believe one of the most important services we provide our fund shareholders is the annual review of the funds’ advisory and sub-advisory contracts with Invesco Advisers and its affiliates. This review is required by the Investment Company Act of 1940 and focuses on the nature and quality of the services Invesco provides as the adviser to the Invesco funds and the reasonableness of the fees that it charges for those services. Each year, we spend months carefully reviewing information received from Invesco and a variety of independent sources, such as performance and fee data prepared by Lipper Inc. (a subsidiary of Broadridge Financial Solutions, Inc.), an independent, third-party firm widely recognized as a leader in its field. We also meet with our independent legal counsel and other independent advisers to review and help us assess the information that we have received. Our goal is to assure that you receive quality investment management services for a reasonable fee.

    On behalf of the Board, we look forward to continuing to represent your interests and serving your needs.

Sincerely,

Bruce L. Crockett

Independent Chair

Invesco Funds Board of Trustees

4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Data

Reserve Class data as of 8/31/20
FUND	WEIGHTED		WEIGHTED	TOTAL
	AVERAGE		AVERAGE	NET
	MATURITY		LIFE	ASSETS

	Range	At	At
	During	Reporting	Reporting
	Reporting	Period	Period
	Period	End	End
Invesco Premier	23 - 45 days	39 days	70 days	$10.3 thousand

Weighted average maturity (WAM) is an average of the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAM is the lower of the stated maturity date or next interest rate reset date. WAM reflects how a portfolio would react to interest rate changes.
Weighted average life (WAL) is an average of all the maturities of all securities held in the portfolio, weighted by each security’s percentage of net assets. The days to maturity for WAL is the lower of the stated maturity date or next demand feature date. WAL reflects how a portfolio would react to deteriorating credit (widening spreads) or tightening liquidity conditions.

You could lose money by investing in the Fund. Although the Fund seeks to preserve your investment at $1.00 per share, it cannot guarantee it will do so. The Fund may impose a fee upon the sale of your shares or may temporarily suspend your ability to sell shares if the Fund’s liquidity falls below the required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

Fund Objective and Strategy

Invesco Premier Portfolio

Invesco Premier Portfolio’s investment objective is to provide current income consistent with preservation of capital and liquidity.

    The Fund invests primarily in high-quality US dollar-denominated short-term debt obligations, including: (i) securities issued by the US government or its agencies; (ii) certificates of deposit, and time deposits from US and foreign banks; (iii) repurchase agreements; (iv) commercial paper; and (v) municipal securities.

5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Fund Composition by Maturity

In days, as of 8/31/20
Invesco
Premier
Portfolio
1 - 7	30.2%
8 - 30	17.4
31 - 60	8.3
61 - 90	13.0
91 - 180	20.6
181+	10.5

The number of days to maturity of each holding is determined in accordance with the provisions of Rule 2a-7 under the Investment Company Act of 1940.

6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments

August 31, 2020

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Commercial Paper-46.52%(a)

Asset-Backed Securities - Fully Supported-0.40%

Kells Funding LLC(b)(c)	0.25%	09/16/2020	$6,550	$ 6,549,319

Asset-Backed Securities - Fully Supported Bank-17.22%

Bedford Row Funding Corp. (CEP - Royal Bank of Canada)(b)(c)(d)	1.51%	12/07/2020	35,000	35,000,000
Cancara Asset Securitisation LLC (CEP - Lloyds Bank LLC)(c)	0.21%	11/24/2020	30,000	29,985,300
Concord Minutemen Capital Co. LLC (Multi - CEP’s)(b)(c)	0.16%	09/14/2020	20,000	19,998,844
Crown Point Capital Co. LLC(b)(c)	0.37%	01/11/2021	15,000	15,000,000
Crown Point Capital Co. LLC (CEP - Credit Suisse AG)(b)(c)	0.35%	01/22/2021	10,000	10,000,000
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.24%	11/09/2020	10,000	9,995,400
Great Bridge Capital Co. LLC (CEP - Standard Chartered)(b)(c)	0.22%	11/20/2020	25,000	24,987,778
Institutional Secured Funding LLC (Multi - CEP’s)(b)(c)	0.25%	09/01/2020	30,000	30,000,000
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.38%	11/16/2020	6,900	6,894,465
LMA-Americas LLC (CEP - Credit Agricole Corporate & Investment Bank S.A.)(b)(c)	0.33%	02/03/2021	10,000	9,985,792
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.25%	09/14/2020	15,000	14,998,646
Mont Blanc Capital Corp. (CEP - ING Bank N.V.)(b)(c)	0.17%	09/21/2020	15,000	14,998,583
Ridgefield Funding Co. LLC (CEP - BNP Paribas S.A.)(b)(c)	0.37%-0.40%	11/05/2020	50,000	49,965,243
Versailles Commercial Paper LLC (CEP - Natixis S.A.)(b)(c)	0.22%	01/05/2021	15,000	14,988,450
				286,798,501

Diversified Banks-19.63%

ANZ New Zealand (Int’l) Ltd. (3 mo. USD LIBOR + 0.09%) (United Kingdom)(b)(c)(d)	0.34%	07/23/2021	45,000	45,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.07%) (Australia)(b)(c)(d)	0.37%	10/06/2020	15,000	15,000,000
Commonwealth Bank of Australia (3 mo. USD LIBOR + 0.12%) (Australia)(b)(c)(d)	0.36%	11/09/2020	25,000	25,000,000
DBS Bank Ltd. (Singapore)(b)(c)	0.27%	10/06/2020	25,000	24,993,438
Dexia Credit Local S.A. (France)(b)(c)	0.57%	10/27/2020	25,000	24,977,833
Dexia Credit Local S.A. (France)(b)(c)	0.22%	02/25/2021	20,000	19,978,367
National Australia Bank Ltd. (3 mo. USD LIBOR + 0.12%)(b)(c)(d)	2.01%	12/11/2020	50,000	50,000,000
Natixis S.A.(c)	0.35%	11/30/2020	20,000	19,982,500
Oversea-Chinese Banking Corp. Ltd. (Singapore)(b)(c)	0.30%	11/12/2020	25,000	24,985,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.15%) (Sweden)(b)(c)(d)	0.62%	05/06/2021	15,000	15,001,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(b)(c)(d)	0.41%	07/01/2021	20,000	20,003,460
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.10%) (Canada)(b)(c)(d)	0.41%	09/15/2020	20,000	20,000,000
Toronto-Dominion Bank (The) (3 mo. USD LIBOR + 0.09%) (Canada)(b)(c)(d)	0.36%	07/20/2021	10,000	10,000,000
Westpac Banking Corp. (1 mo. USD LIBOR + 0.20%)(b)(c)(d)	0.37%	05/27/2021	12,000	11,999,253
				326,920,851

Diversified Capital Markets-2.37%

Collateralized Commercial Paper V Co. LLC (CEP - J.P. Morgan Securities LLC)	0.32%	12/08/2020	14,650	14,637,238
UBS AG(b)(c)	1.85%	01/15/2021	25,000	24,828,111
				39,465,349

Other Diversified Financial Services-1.50%

Anglesea Funding LLC (1 mo. OBFR + 0.10%)(b)(c)(d)	0.18%	11/05/2020	25,000	25,000,000

Regional Banks-1.20%

Mitsubishi UFJ Trust & Banking Corp.(b)(c)	0.15%	09/03/2020	20,000	19,999,833

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
Specialized Finance-4.20%

Caisse des Depots et Consignations (France)(b)(c)	0.32%	11/13/2020	$25,000	$ 24,984,031
FMS Wertmanagement (Germany)(b)(c)	0.25%	12/14/2020	25,000	24,981,944
FMS Wertmanagement (Germany)(b)(c)	0.23%	01/26/2021	20,000	19,981,217
				69,947,192
Total Commercial Paper (Cost $774,681,045)				774,681,045

Certificates of Deposit-20.03%
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.38%	11/13/2020	10,000	10,000,000
Bank of Nova Scotia (The) (3 mo. USD LIBOR + 0.13%)(c)(d)	0.41%	11/16/2020	10,000	10,000,000
Canadian Imperial Bank of Commerce (Cayman Islands)(c)	0.08%	09/01/2020	47,000	47,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/01/2020	11,000	11,000,000
Canadian Imperial Bank of Commerce (Federal Funds Rate + 0.36%)(c)(d)	0.45%	09/18/2020	20,000	20,000,000
China Construction Bank Corp.(c)	0.29%	12/01/2020	25,000	25,000,000
Industrial & Commercial Bank of China Ltd.(c)	0.60%	10/09/2020	9,000	9,002,847
KBC Bank N.V.(c)	0.10%	09/03/2020	50,000	50,000,000
Mizuho Bank Ltd.(c)	0.09%	09/01/2020	56,597	56,597,446
Natixis S.A. (3 mo. USD LIBOR + 0.11%)(c)(d)	0.41%	10/02/2020	15,000	15,000,000
Oversea-Chinese Banking Corp. Ltd.(c)	0.20%	02/23/2021	25,000	25,000,000
Svenska Handelsbanken AB (3 mo. USD LIBOR + 0.11%)(c)(d)	0.43%	06/16/2021	10,000	10,000,000
Toronto-Dominion Bank (The) (SOFR + 0.42%)(c)(d)	0.51%	09/30/2020	20,000	20,000,000
Westpac Banking Corp. (3 mo. USD LIBOR + 0.12%)(c)(d)	0.40%	07/08/2021	25,000	25,000,000
Total Certificates of Deposit (Cost $333,600,293)				333,600,293

Variable Rate Demand Notes-5.95%(e)

Credit Enhanced-5.95%

Fayette (County of), PA Hospital Authority (Fayette Regional Health System); Series 2007 B, VRD RB (LOC - PNC Bank N.A.)(f)	0.09%	06/01/2037	795	795,000
Indiana (State of) Finance Authority (Ispat Inland, Inc.); Series 2005, Ref. VRD RB (LOC - Rabobank Nederland)(c)(f)	0.18%	06/01/2035	425	425,000
Jets Stadium Development LLC; Series 2014 A-4B, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	3,900	3,900,000
Jets Stadium Development LLC; Series 2014 A-4C, VRD Bonds (LOC - Sumitomo Mitsui Banking Corp.)(b)(c)(f)	0.28%	04/01/2047	20,900	20,900,000
Keep Memory Alive; Series 2013, VRD Bonds (LOC - PNC Bank N.A.)(f)	0.18%	05/01/2037	11,500	11,500,000
Metropolitan Transportation Authority; Subseries 2005 D-2, VRD RB (LOC - Landesbank Hessen-Thueringen Girozentrale)(c)(f)	0.05%	11/01/2035	475	475,000
Metropolitan Washington Airports Authority; Subseries 2010 C-2, Ref. VRD RB (LOC - Sumitomo Mitsui Banking Corp.)(c)(f)	0.07%	10/01/2039	3,430	3,430,000
Mobile (County of), AL Industrial Development Authority (SSAB Alabama, Inc.); Series 2010 A, VRD RB (LOC - Swedbank AB)(c)(f)	0.12%	07/01/2040	2,250	2,250,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 A, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.09%	05/01/2050	22,970	22,970,000
New York (State of) Housing Finance Agency (222 East 44th Street Housing); Series 2016 B, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.21%	05/01/2050	11,075	11,075,000
San Francisco (City & County of), CA (Transbay Block); Series 2016 H, VRD RB (LOC - Bank of China Ltd.)(c)(f)	0.20%	11/01/2056	1,300	1,300,000
Sarasota (County of), FL Public Hospital District (Sarasota Memorial Hospital); Series 2008 B, Ref. VRD RB (LOC - Wells Fargo Bank N.A.)(f)	0.07%	07/01/2037	120	120,000
University of Texas System Board of Regents; Subseries 2016 G-2, VRD RB	0.10%	08/01/2045	20,000	20,000,000
Total Variable Rate Demand Notes (Cost $99,140,000)				99,140,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

8	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Principal Amount (000)	Value
U.S. Treasury Securities-3.00%

U.S. Treasury Bills-3.00%

U.S. Treasury Bills(a) (Cost $49,993,875)	0.09%	10/20/2020	$50,000	$ 49,993,875

U.S. Dollar Denominated Bonds & Notes-1.12%

Technology Hardware, Storage & Peripherals-1.12%

Apple, Inc. (Cost $18,548,783)	2.25%	02/23/2021	18,496	18,548,783
TOTAL INVESTMENTS IN SECURITIES (excluding Repurchase Agreements)-76.62% (Cost $1,275,963,996)				1,275,963,996

			Repurchase Amount
Repurchase Agreements-24.89%(g)
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $100,000,556 (collateralized by U.S. government sponsored agency obligations, domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic agency and non-agency asset-backed securities valued at $104,622,809; 0.00% - 7.75%; 10/14/2020 - 06/20/2070)(c)	0.20%	09/01/2020	25,000,139	25,000,000
BMO Capital Markets Corp., joint agreement dated 08/31/2020, aggregate maturing value of $75,000,479 (collateralized by domestic and foreign corporate obligations, domestic agency and non-agency mortgage-backed securities and domestic non-agency asset-backed securities valued at $78,964,787; 0.00% - 6.69%; 10/22/2021 - 06/20/2070)(c)	0.23%	09/01/2020	10,000,064	10,000,000
BMO Capital Markets Corp., joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,458 (collateralized by domestic agency and non-agency asset-backed securities, domestic and foreign corporate obligations, domestic and foreign agency and non-agency mortgage-backed securities and a U.S. government sponsored agency obligation valued at $26,041,717; 0.00% - 6.30%; 07/20/2021 - 06/20/2070)(c)(h)	0.30%	09/03/2020	10,000,583	10,000,000
Citigroup Global Markets, Inc., joint open agreement dated 03/17/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $289,300,002; 0.00% - 7.48%; 04/08/2021 - 12/15/2047)(i)	0.72%	-	-	38,500,000
Credit Agricole Corporate & Investment Bank, joint agreement dated 08/31/2020, aggregate maturing value of $200,001,111 (collateralized by foreign corporate obligations valued at $204,001,511; 0.38% - 7.69%; 01/29/2021 - 01/23/2050)(c)	0.20%	09/01/2020	10,000,056	10,000,000
Credit Agricole Corporate & Investment Bank, joint term agreement dated 08/24/2020, aggregate maturing value of $155,031,000 (collateralized by foreign corporate obligations valued at $158,100,742; 0.63% - 7.69%; 01/29/2021 - 01/23/2050)(c)(h)	0.24%	09/23/2020	50,010,000	50,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $25,001,069 (collateralized by domestic and foreign non-agency asset-backed securities, domestic and foreign corporate obligations and domestic and foreign non-agency mortgage-backed securities valued at $27,500,000; 0.00% - 12.00%; 10/01/2020 - 05/25/2065)(c)(h)	0.22%	09/03/2020	15,000,642	15,000,000
Credit Suisse Securities (USA) LLC, joint term agreement dated 08/27/2020, aggregate maturing value of $60,002,333 (collateralized by domestic and foreign agency and non-agency asset-backed securities and domestic non-agency mortgage-backed securities valued at $63,000,000; 0.60% - 7.00%; 01/25/2030 - 08/16/2060)(c)(h)	0.20%	09/03/2020	10,000,389	10,000,000
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,139 (collateralized by domestic and foreign corporate obligations valued at $26,250,001; 1.38% - 4.49%; 09/15/2020 - 04/01/2050)(c)	0.20%	09/01/2020	10,000,055	10,000,000

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

9	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

	Interest Rate	Maturity Date	Repurchase Amount	Value
ING Financial Markets, LLC, joint agreement dated 08/31/2020, aggregate maturing value of $25,000,174 (collateralized by foreign corporate obligations and domestic agency mortgage-backed securities valued at $27,492,047; 3.00% - 7.00%; 03/17/2024 - 06/03/2050)(c)	0.25%	09/01/2020	$10,000,069	$10,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/06/2020 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign corporate obligations and a domestic non-agency asset-backed security valued at $32,145,475; 0.00% - 8.75%; 09/01/2021 - 05/26/2070)(i)	0.58%	-	-	15,000,000

J.P. Morgan Securities LLC, joint open agreement dated 04/28/2020 (collateralized by domestic non-agency asset-backed securities, domestic and foreign corporate obligations and a domestic non-agency mortgage-backed security valued at $109,126,467; 0.90% - 10.88%; 09/01/2020 - 12/21/2065)(i)	0.38%	-	-	35,000,000

Mitsubishi UFJ Trust & Banking Corp., joint open agreement dated 10/21/2019 (collateralized by foreign corporate obligations valued at $20,400,002; 2.38% - 2.88%; 10/17/2024 - 10/17/2029)(c)(i)	0.21%	-	-	10,000,000

Mizuho Securities (USA) LLC, joint open agreement dated 06/22/2020 (collateralized by domestic and foreign equity securities valued at $82,750,005; 0.00% - 6.13%; 01/15/2022 - 12/01/2048)(c)(i)	0.23%	-	-	25,000,000

RBC Capital Markets LLC, joint agreement dated 08/31/2020, aggregate maturing value of $100,000,639 (collateralized by domestic and foreign corporate obligations valued at $105,000,777; 0.77% - 10.20%; 09/18/2020 - 02/15/2060)(c)	0.23%	09/01/2020	25,000,160	25,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by domestic non-agency mortgage-backed securities, domestic and foreign non-agency asset-backed securities, and domestic and foreign corporate obligations valued at $63,603,481; 0.28% - 12.25%; 03/09/2021 - 12/15/2072)(c)(i)	0.26%	-	-	28,000,000

Societe Generale, joint open agreement dated 08/06/2019 (collateralized by foreign corporate obligations valued at $91,800,001; 2.63% - 11.88%; 01/22/2021 - 09/30/2049)(c)(i)	0.19%	-	-	35,000,000

Sumitomo Mitsui Banking Corp., joint agreement dated 08/31/2020, aggregate maturing value of $750,001,875 (collateralized by domestic agency mortgage-backed securities valued at $765,000,000; 2.00% - 4.00%; 12/01/2046 - 06/01/2050)	0.09%	09/01/2020	53,021,088	53,020,956

Total Repurchase Agreements (Cost $414,520,956)				414,520,956

TOTAL INVESTMENTS IN SECURITIES(j)(k)-101.51% (Cost $1,690,484,952)				1,690,484,952

OTHER ASSETS LESS LIABILITIES-(1.51)%				(25,137,188)

NET ASSETS-100.00%				$1,665,347,764

Investment Abbreviations:
CEP	-Credit Enhancement Provider
LIBOR	-London Interbank Offered Rate
LOC	-Letter of Credit
OBFR	-Overnight Bank Funding Rate
RB	-Revenue Bonds
Ref.	-Refunding
SOFR	-Secured Overnight Financing Rate
USD	-U.S. Dollar
VRD	-Variable Rate Demand

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

10	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Schedule of Investments–(continued)

Invesco Premier Portfolio

Notes to Schedule of Investments:

(a)	Securities may be traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(b)

Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at August 31, 2020 was $734,876,007, which represented 44.13% of the Fund’s Net Assets.

(c)

The security is credit guaranteed, enhanced or has credit risk by a foreign entity. The foreign credit exposure to countries other than the United States of America (as a percentage of net assets) is summarized as follows: France: 15.9%; Canada: 15.2%; Japan: 9.6%; Australia: 7.6%; Netherlands: 6.3%; Belgium: 5.7%; other countries less than 5% each: 25.7%.

(d)	Interest or dividend rate is redetermined periodically. Rate shown is the rate in effect on August 31, 2020.
(e)

Demand security payable upon demand by the Fund at specified time intervals no greater than thirteen months. Interest rate is redetermined periodically by the issuer or agent based on current market conditions. Rate shown is the rate in effect on August 31, 2020.

(f)	Principal and interest payments are fully enhanced by a letter of credit from the bank listed or a predecessor bank, branch or subsidiary.
(g)	Principal amount equals value at period end. See Note 1I.
(h)	The Fund may demand payment of the term repurchase agreement upon one to seven business days’ notice depending on the timing of the demand.
(i)	Either party may terminate the agreement upon demand. Interest rates, principal amount and collateral are redetermined daily.
(j)

Entities may either issue, guarantee, back or otherwise enhance the credit quality of a security. The entities are not primarily responsible for the issuer’s obligation but may be called upon to satisfy issuer’s obligations. No concentration of any single entity was greater than 5% each.

(k)	Also represents cost for federal income tax purposes.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

11	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Assets and Liabilities

August 31, 2020

Invesco Premier
Portfolio

Assets:
Investments in securities, at value	$1,275,963,996

Repurchase agreements, at value and cost	414,520,956

Receivable for:
Investments sold	400,000

Fund shares sold	180,504

Interest	344,614

Fund expenses absorbed	3,785

Total assets	1,691,413,855

Liabilities:
Payable for:
Investments purchased	25,000,000

Fund shares reacquired	620,267

Amount due custodian	257,201

Dividends	188,623

Total liabilities	26,066,091

Net assets applicable to shares outstanding	$1,665,347,764

Net assets consist of:
Shares of beneficial interest	$1,664,917,173

Distributable earnings	430,591

$1,665,347,764

Net Assets:
Investor Class	$93,922,541

Institutional Class	$1,559,621,726

Private Investment Class	$362,065

Personal Investment Class	$8,200,686

Reserve Class	$10,291

Resource Class	$3,230,455

Shares outstanding, no par value, unlimited number of shares authorized:
Investor Class	93,898,300

Institutional Class	1,559,220,944

Private Investment Class	361,972

Personal Investment Class	8,198,578

Reserve Class	10,289

Resource Class	3,229,625

Net asset value, offering and redemption price per share for each class	$1.00

Cost of Investments	$1,690,484,952

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

12	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Operations

For the year ended August 31, 2020

Invesco Premier
Portfolio

Investment income:
Interest	$24,482,560

Expenses:
Advisory fees	4,378,700

Distribution fees:
Private Investment Class	2,347

Personal Investment Class	64,571

Reserve Class	88

Resource Class	5,653

Total expenses	4,451,359

Less: Fees waived	(1,235,404)

Net expenses	3,215,955

Net investment income	21,266,605

Net realized gain from investment securities	12,246

Net increase in net assets resulting from operations	$21,278,851

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

13	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Statement of Changes in Net Assets

For the years ended August 31, 2020 and 2019

	Invesco Premier Portfolio
	2020	2019

Operations:
Net investment income	$21,266,605	$36,825,552

Net realized gain	12,246	2,040

Net increase in net assets resulting from operations	21,278,851	36,827,592

Distributions to shareholders from distributable earnings:

Investor Class	(1,199,697)	(1,068,632)

Institutional Class	(19,924,976)	(35,544,255)

Private Investment Class	(10,255)	(83,516)

Personal Investment Class	(94,062)	(42,811)

Reserve Class	(57)	(152)

Resource Class	(37,558)	(86,186)

Total distributions from distributable earnings	(21,266,605)	(36,825,552)

Share transactions-net:

Investor Class	33,573,140	30,638,912

Institutional Class	(107,566,727)	709,430,303

Private Investment Class	(637,558)	(4,697,542)

Personal Investment Class	(5,569,447)	13,757,903

Reserve Class	67	151

Resource Class	(66,702)	(3,400,197)

Net increase (decrease) in net assets resulting from share transactions	(80,267,227)	745,729,530

Net increase (decrease) in net assets	(80,254,981)	745,731,570

Net assets:

Beginning of year	1,745,602,745	999,871,175

End of year	$1,665,347,764	$1,745,602,745

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

14	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Financial Highlights

The following schedule presents financial highlights for a share of the Fund outstanding throughout the periods indicated.

Reserve Class

									Ratio of		Ratio of
									expenses		expenses
									to average		to average net		Ratio of net
	Net asset				Dividends				net assets		assets without		investment
	value,	Net		Total from	from net	Net asset		Net assets,	with fee waivers		fee waivers		income (loss)
	beginning	investment	Net gains	investment	investment	value, end	Total	end of period	and/or expense		and/or expense		to average
	of period	income (loss)(a)	on securities	operations	income	of period	return(b)	(000’s omitted)	reimbursements		reimbursements		net assets
Invesco Premier Portfolio
Year ended 08/31/20	$1.00	$0.01	$0.00	$0.01	$(0.01)	$1.00	0.54%	$10	0.84	%(c)	1.12	%(c)	0.56	%(c)
Year ended 08/31/19	1.00	0.02	0.00	0.02	(0.02)	1.00	1.56	10	1.05		1.12		1.50
Year ended 08/31/18	1.00	0.01	0.00	0.01	(0.01)	1.00	0.73	10	1.05		1.12		0.76
Year ended 08/31/17(d)	1.00	(0.00)	0.00	0.00	(0.00)	1.00	0.15	10	0.88		1.12		(0.07)

(a)	Calculated using average shares outstanding.
(b)	Includes adjustments in accordance with accounting principles generally accepted in the United States of America.
(c)	Ratios are based on average daily net assets (000’s omitted) of $10.
(d)	Commencement date of September 1, 2016.

See accompanying Notes to Financial Statements which are an integral part of the financial statements.

15	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Notes to Financial Statements

August 31, 2020

NOTE 1–Significant Accounting Policies

Invesco Premier Portfolio (the “Fund”) is a series of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”). The Trust is a Delaware statutory trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end series management investment company consisting of three separate portfolios, the authorized to issue an unlimited number of shares of beneficial interest. The assets, liabilities and operations of the portfolio are accounted for separately. Information presented in these financial statements pertains only to the Fund. Matters affecting the portfolio or class will be voted on exclusively by the shareholders of such portfolio or class.

The Fund’s investment objective is to provide current income consistent with preservation of capital and liquidity.

The Fund currently consists of six classes of shares: Investor Class, Institutional Class, Private Investment Class, Personal Investment Class, Reserve Class and Resource Class. Investor Class shares of the Fund are offered only to certain grandfathered investors. Each class of shares is sold at net asset value.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance in accordance with Financial Accounting Standards Board Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

The Fund is a “retail money market fund” as defined in Rule 2a-7 under the 1940 Act, and seeks to maintain a stable or constant NAV of $1.00 per share using an amortized cost method of valuation. “Retail money market funds” are required to adopt policies and procedures reasonably designed to limit investments in the Fund to accounts beneficially owned by natural persons.

The Fund may impose a fee upon the sale of shares or may temporarily suspend the ability to sell shares if the Fund’s liquidity falls below required minimums or because of market conditions or other factors.

The following is a summary of the significant accounting policies followed by the Fund in the preparation of their financial statements.

A.

Security Valuations – The Fund’s securities are recorded on the basis of amortized cost which approximates value as permitted by Rule 2a-7 under the 1940 Act. This method values a security at its cost on the date of purchase and, thereafter, assumes a constant amortization to maturity of any premiums or accretion of any discounts.

Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

The Fund may invest in securities that are subject to interest rate risk, meaning the risk that the prices will generally fall as interest rates rise and, conversely, the prices will generally rise as interest rates fall. Specific securities differ in their sensitivity to changes in interest rates depending on their individual characteristics. Changes in interest rates may result in increased market volatility, which may affect the value and/or liquidity of certain Fund investments.

B.

Securities Transactions and Investment Income – Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income (net of withholding tax, if any) is recorded on the accrual basis from settlement date. Bond premiums and discounts are amortized and/or accreted over the lives of the respective securities.

The Fund may periodically participate in litigation related to the Fund’s investments. As such, the Fund may receive proceeds from litigation settlements involving each Fund’s investments. Any proceeds received are included in the Statements of Operations as realized gain (loss) for investments no longer held and as unrealized gain (loss) for investments still held.

Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of net realized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the net realized gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund’s net asset value and, accordingly, they reduce the Fund’s total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and the Statement of Changes in Net Assets, or the net investment income per share and the ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the investment adviser.

The Fund allocates realized capital gains and losses to a class based on the relative net assets of the class. The Fund allocates income to a class based on the relative value of the settled shares of the class.

C.

Country Determination – For the purposes of making investment selection decisions and presentation in the Schedule of Investments, the investment adviser may determine the country in which an issuer is located and/or credit risk exposure based on various factors. These factors include the laws of the country under which the issuer is organized, where the issuer maintains a principal office, the country in which the issuer derives 50% or more of its total revenues and the country that has the primary market for the issuer’s securities, as well as other criteria. Among the other criteria that may be evaluated for making this determination are the country in which the issuer maintains 50% or more of its assets, the type of security, financial guarantees and enhancements, the nature of the collateral and the sponsor organization. Country of issuer and/or credit risk exposure has been determined to be the United States of America, unless otherwise noted.

D.

Distributions – It is the policy of the Fund to declare dividends from net investment income daily and pay dividends on the first business day of the following month. The Fund generally distributes net realized capital gain (including net short-term capital gain), if any, annually.

E.

Federal Income Taxes – The Fund intends to comply with the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”), necessary to qualify as a regulated investment company and to distribute substantially all of the Fund’s taxable earnings to shareholders. As such, the Fund will not be subject to federal income taxes on otherwise taxable income (including net realized capital gain) that is distributed to shareholders. Therefore, no provision for federal income taxes is recorded in the financial statements.

The Fund recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained. Management has analyzed the Fund’s uncertain tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next 12 months.

16	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

The Fund files tax returns in the U.S. Federal jurisdiction and certain other jurisdictions. Generally, the Fund is subject to examinations by such taxing authorities for up to three years after the filing of the return for the tax period.

F.

Expenses – Fees provided for under the Rule 12b-1 plan of a particular class of the Fund and which are directly attributable to that class are charged to the operations of such class. All other expenses are allocated among the classes based on relative net assets.

G.

Accounting Estimates – The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period including estimates and assumptions related to taxation. Actual results could differ from those estimates by a significant amount. In addition, the Fund monitors for material events or transactions that may occur or become known after the period-end date and before the date the financial statements are released to print.

H.

Indemnifications – Under the Trust’s organizational documents, each Trustee, officer, employee or other agent of the Trust is indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts, including the Fund’s servicing agreements, that contain a variety of indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against such Fund that have not yet occurred. Currently, the risk of material loss as a result of such indemnification claims is considered remote.

I.

Repurchase Agreements – The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund’s pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Collateral consisting of U.S. Government Securities and U.S. Government Sponsored Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of non-government securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to procedures approved by the Board of Trustees, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates (“Joint repurchase agreements”). The principal amount of the repurchase agreement is equal to the value at period-end. If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the collateral and loss of income.

J.

LIBOR Risk – The Fund may invest in instruments that use or may use a floating reference rate based on LIBOR. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. There remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As a result, any impact of a transition away from LIBOR on the Fund or the instruments in which the Fund invests cannot yet be determined. Industry initiatives are underway to identify alternative reference rates; however, there is no assurance that the composition or characteristics of any such alternative reference rate will be similar to or produce the same value or economic equivalence as LIBOR or that instruments using an alternative rate will have the same volume or liquidity. As a result, the transition process might lead to increased volatility and reduced liquidity in markets that currently rely on LIBOR to determine interest rates; a reduction in the value of some LIBOR-based investments; and/or costs incurred in connection with closing out positions and entering into new agreements. These effects could occur prior to the end of 2021 as the utility of LIBOR as a reference rate could deteriorate during the transition period.

K.

Other Risks – Investments in obligations issued by agencies and instrumentalities of the U.S. Government may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so. In this case, if the issuer defaulted, the Fund may not be able to recover its investment in such issuer from the U.S. Government.

The effect on performance from investing in securities issued or guaranteed by companies in the banking and financial services industries will depend to a greater extent on the overall condition of those industries. Financial services companies are highly dependent on the supply of short-term financing. The value of securities of issuers in the banking and financial services industry can be sensitive to changes in government regulation and interest rates and to economic downturns in the United States and abroad.

The value of, payment of interest on, repayment of principal for and the ability to sell a municipal security may be affected by constitutional amendments, legislative enactments, executive orders, administrative regulations, voter initiatives and the economics of the regions in which the issuers are located.

Since many municipal securities are issued to finance similar projects, especially those relating to education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal securities market and the Fund’s investments in municipal securities.

There is some risk that a portion or all of the interest received from certain tax-free municipal securities could become taxable as a result of determinations by the Internal Revenue Service.

U.S. dollar-denominated securities carrying foreign credit exposure may be affected by unfavorable political, economic or governmental developments that could affect payments of principal and interest.

NOTE 2–Advisory Fees and Other Fees Paid to Affiliates

The Trust has entered into a master investment advisory agreement with Invesco Advisers, Inc. (the “Adviser” or “Invesco”). Under the terms of the investment advisory agreement, the Fund accrues daily and pays monthly an advisory fee to the Adviser at an annual rate of 0.25% of the Fund’s average daily net assets. Pursuant to the master investment advisory agreement, the Adviser bears all expenses incurred by the Fund in connection with its operations, except for (1) interest, taxes and extraordinary items such as litigation costs; (2) brokers’ commissions, issue and transfer taxes, and other costs chargeable to the Fund in connection with securities transactions to which the Fund is a party or in connection with securities owned by the Fund; and (3) other expenditures which are capitalized in accordance with generally accepted accounting principles applicable to investment companies.

Under the terms of a master sub-advisory agreement between the Adviser to the Fund and each of Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Inc., Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory agreements with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the “Affiliated Sub-Advisers”) the Adviser, not the Fund, will pay 40% of the fees paid to the Adviser

17	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

to any such Affiliated Sub-Adviser(s) that provide(s) discretionary investment management services to the Fund based on the percentage of assets allocated to such Sub-Adviser(s).

The Adviser has contractually agreed, through at least December 31, 2020, to waive advisory fees equal to 0.07% of the average daily net assets of the Fund.

For the year ended August 31, 2020, the Adviser waived advisory fees of $1,226,042.

Further, Invesco and/or Invesco Distributors, Inc. (“IDI”) voluntarily waived fees and/or reimbursed expenses in order to increase the yields of each Fund. Voluntary fee waivers and/or reimbursements may be modified or discontinued at any time upon consultation with the Board of Trustees without further notice to investors. Voluntary fee waivers for the year ended August 31, 2020 were $86, $9,183, $21 and $72 for Private Investment Class, Personal Investment Class, Reserve Class and Resource Class, respectively.

The Trust has entered into a master administrative services agreement with Invesco to provide accounting services to the Fund. The Trust has also entered into a transfer agency and service agreement with Invesco Investment Services, Inc. (“IIS”) to provide transfer agency and shareholder services to the Fund. Invesco and IIS do not charge the Fund any fees under these agreements. Also, Invesco has entered into a sub-administration agreement whereby The Bank of New York Mellon (“BNY Mellon”) serves as fund accountant and provides certain administrative services to the Fund. Pursuant to a custody agreement with the Trust on behalf of the Fund, BNY Mellon also serves as the Fund’s custodian.

The Trust has entered into master distribution agreements with IDI to serve as the distributor for the Investor Class, Institutional Class, Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares. The Trust has adopted plans pursuant to Rule 12b-1 under the 1940 Act with respect to the Fund’s Personal Investment Class, Private Investment Class, Reserve Class and Resource Class shares (collectively, the “Plans”). The Fund, pursuant to the Plans, pays IDI compensation at the annual rate of 0.55% of the Fund’s average daily net assets of Personal Investment Class shares, 0.30% of the average daily net assets of Private Investment Class shares, 0.87% of the average daily net assets of Reserve Class shares and 0.16% of the average daily net assets of Resource Class shares. The fees are accrued daily and paid monthly. Of the Plan payments, up to 0.25% of the average daily net assets of the class of shares may be paid to furnish continuing personal shareholder services to customers who purchase and own shares of such class. Any amounts not paid as a service fee under the Plans would constitute an asset-based sales charge. Rules of the Financial Industry Regulatory Authority (“FINRA”) impose a cap on the total sales charges, including asset-based sales charges, that may be paid by any class of shares of the Fund. For the year ended August 31, 2020, expenses incurred under the plans are shown in the Statement of Operations as Distribution fees.

Certain officers and trustees of the Trust are officers and directors of the Adviser, IIS and/or IDI.

NOTE 3–Additional Valuation Information

GAAP defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:

Level 1 –	Prices are determined using quoted prices in an active market for identical assets.
Level 2 –	Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 –	Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect the Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.

As of August 31, 2020, all of the securities in the Fund were valued based on Level 2 inputs (see the Schedule of Investments for security categories). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.

NOTE 4–Security Transactions with Affiliated Funds

The Fund is permitted to purchase or sell securities from or to certain other Invesco Funds under specified conditions outlined in procedures adopted by the Board of Trustees of the Trust. The procedures have been designed to ensure that any purchase or sale of securities by the Fund from or to another fund or portfolio that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment advisers), common Trustees and/or common officers complies with Rule 17a-7 of the 1940 Act. Further, as defined under the procedures, each transaction is effected at the current market price. Pursuant to these procedures, for the year ended August 31, 2020, the Fund engaged in securities purchases of $359,891,167 and securities sales of $408,545,517, which did not result in any net realized gains (losses).

NOTE 5–Trustees’ and Officers’ Fees and Benefits

Remuneration is paid to certain Trustees and Officers of the Trust. Trustees have the option to defer their compensation. Those Trustees who defer compensation have the option to select various Invesco Funds in which their deferral accounts shall be deemed to be invested.

Certain current Trustees were eligible to participate in a retirement plan that provided for benefits to be paid upon retirement to Trustees over a period of time based on the number of years of service. The Fund may have certain former Trustees that also participate in a retirement plan and receive benefits under such plan. The Fund’s allocable portion of the remuneration paid to the Trustees, including its allocable portion of the fees and benefits of the deferred compensation plan and retirement plan are paid by Invesco and not by the Trust.

18	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 6–Cash Balances

The Fund is permitted to temporarily overdraft or leave balances in its account with BNY Mellon, the custodian bank. Such balances, if any at period-end, are shown in the Statement of Assets and Liabilities under the payable caption Amount due custodian. To compensate BNY Mellon or the Fund for such activity, the Fund may either (1) pay to or receive from BNY Mellon compensation at a rate agreed upon by BNY Mellon and Invesco, not to exceed the contractually agreed upon rate; or (2) leave funds or overdraft funds as a compensating balance in the account so BNY Mellon or the Fund can be compensated for use of funds.

NOTE 7–Distributions to Shareholders and Tax Components of Net Assets

Tax Character of Distributions to Shareholders Paid During the Fiscal Years Ended August 31, 2020 and 2019

	2020	2019
	Ordinary	Ordinary
	Income*	Income*
Invesco Premier Portfolio	$21,266,605	$36,825,552

*	Includes short-term capital gain distributions, if any.

Tax Components of Net Assets at Period-End:

	Undistributed	Shares of
	Ordinary	Beneficial	Total
	Income	Interest	Net Assets
Invesco Premier Portfolio	$430,591	$1,664,917,173	$1,665,347,764

Capital loss carryforward is calculated and reported as of a specific date. Results of transactions and other activity after that date may affect the amount of capital loss carryforward actually available for the Fund to utilize. The ability to utilize capital loss carryforward in the future may be limited under the Internal Revenue Code and related regulations based on the results of future transactions.

The Fund did not have any capital loss carryforward as of August 31, 2020.

NOTE 8–Reclassification of Permanent Differences

Primarily as a result of differing book/tax treatment of distributions, on August 31, 2020, amounts were reclassified between undistributed net investment income and undistributed net realized gain (loss). These reclassifications had no effect on the net assets or the distributable earnings of this Fund.

	Undistributed Net	Undistributed Net	Shares of
	Investment Income	Realized Gain (Loss)	Beneficial Interest
Invesco Premier Portfolio	$14,286	$(14,286)	$-

NOTE 9–Share Information

Invesco Premier Portfolio

	Summary of Share Activity

	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount
Sold:

Investor Class	251,424,086	$251,424,086	63,579,554	$63,579,554

Institutional Class	2,517,616,797	2,517,616,797	3,216,380,470	3,216,380,470

Private Investment Class	551,503	551,503	594,675	594,675

Personal Investment Class	1,764,667	1,764,667	13,955,408	13,955,408

Reserve Class	10	10	-	-

Resource Class	605,740	605,740	814,032	814,032

Issued as reinvestment of dividends:

Investor Class	1,014,103	1,014,103	1,059,467	1,059,467

Institutional Class	19,924,976	19,924,976	28,510,215	28,510,215

Private Investment Class	10,255	10,255	83,516	83,516

Personal Investment Class	94,062	94,062	23,914	23,914

Reserve Class	57	57	151	151

Resource Class	37,558	37,558	86,186	86,186

19	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

NOTE 9–Share Information–(continued)

	Summary of Share Activity
	Years ended August 31,
	2020(a)		2019
	Shares	Amount	Shares	Amount

Reacquired:
Investor Class	(218,865,049)	$(218,865,049)	(34,000,109)	$(34,000,109)

Institutional Class	(2,645,108,500)	(2,645,108,500)	(2,535,460,382)	(2,535,460,382)

Private Investment Class	(1,199,316)	(1,199,316)	(5,375,733)	(5,375,733)

Personal Investment Class	(7,428,176)	(7,428,176)	(221,419)	(221,419)

Resource Class	(710,000)	(710,000)	(4,300,415)	(4,300,415)

Net increase (decrease) in share activity	(80,267,227)	$(80,267,227)	745,729,530	$745,729,530

(a)

There are entities that are record owners of more than 5% of the outstanding shares of the Fund and in the aggregate own 82% of the outstanding shares of the Fund. IDI has an agreement with these entities to sell Fund shares. The Fund, Invesco and/or Invesco affiliates may make payments to these entities, which are considered to be related to the Fund, for providing services to the Fund, Invesco and/or Invesco affiliates including but not limited to services such as securities brokerage, distribution, third party record keeping and account servicing. The Fund has no knowledge as to whether all or any portion of the shares owned of record by these entities are also owned beneficially.

NOTE 10–Coronavirus (COVID-19) Pandemic

During the first quarter of 2020, the World Health Organization declared COVID-19 to be a public health emergency. COVID-19 has led to increased short-term market volatility and may have adverse long-term effects on U.S. and world economies and markets in general. COVID-19 may adversely impact the Fund’s ability to achieve its investment objective. Because of the uncertainties on valuation, the global economy and business operations, values reflected in these financial statements may materially differ from the value received upon actual sales of those investments.

The extent of the impact on the performance of the Fund and its investments will depend on future developments, including the duration and spread of the COVID-19 outbreak, related restrictions and advisories, and the effects on the financial markets and economy overall, all of which are highly uncertain and cannot be predicted.

20	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) and Reserve Class Shareholders of Invesco Premier Portfolio

Opinions on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Invesco Premier Portfolio (one of the funds constituting AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust), referred to hereafter as the “Fund”) as of August 31, 2020, the related statement of operations for the year ended August 31, 2020, the statement of changes in net assets for each of the two years in the period ended August 31, 2020, including the related notes, and the financial highlights for each of the four years in the period ended August 31, 2020 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2020, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2020 and the financial highlights for each of the four years in the period ended August 31, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2020 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

Houston, Texas

October 29, 2020

We have served as the auditor of one or more of the investment companies in the Invesco group of investment companies since at least 1995. We have not been able to determine the specific year we began serving as auditor.

21	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Calculating your ongoing Fund expenses

Example

As a shareholder in the Reserve Class, you incur ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period March 1, 2020 through August 31, 2020.

Actual expenses

The table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Actual Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The table below also provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return.

The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase payments or contingent deferred sales charges on redemptions, if any. Therefore, the hypothetical information is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

HYPOTHETICAL
		ACTUAL		(5% annual return before expenses)
	Beginning	Ending	Expenses	Ending	Expenses	Annualized
	Account Value	Account Value	Paid During	Account Value	Paid During	Expense
Reserve Class	(03/01/20)	(08/31/20)[1]	Period[2]	(08/31/20)	Period[2]	Ratio
Invesco Premier Portfolio	$1,000.00	$1,000.50	$3.17	$1,021.97	$3.20	0.63%

[1]

The actual ending account value is based on the actual total return of the Fund for the period March 1, 2020 through August 31, 2020, after actual expenses and will differ from the hypothetical ending account value which is based on the Fund’s expense ratio and a hypothetical annual return of 5% before expenses.

[2]	Expenses are equal to the Fund’s annualized expense ratio as indicated above multiplied by the average account value over the period, multiplied by 184/366 to reflect the most recent fiscal half year.

22	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Approval of Investment Advisory and Sub-Advisory Contracts

(Invesco Premier Portfolio, Invesco Premier U.S. Government Money Portfolio and Invesco Premier Tax-Exempt Portfolio)

At meetings held on June 3, 2020, the Board of Trustees (the Board or the Trustees) of AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) as a whole, and the independent Trustees, who comprise over 75% of the Board, voting separately, approved the continuance of each series portfolio of AIM Treasurer’s Series Trust listed above (each, a Fund) Master Investment Advisory Agreement with Invesco Advisers, Inc. (Invesco Advisers and the investment advisory agreement) and, for Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio, the Master Intergroup Sub-Advisory Contract for Mutual Funds with Invesco Asset Management Deutschland GmbH, Invesco Asset Management Limited, Invesco Asset Management (Japan) Limited, Invesco Hong Kong Limited, Invesco Senior Secured Management, Inc. and Invesco Canada Ltd. and separate sub-advisory contracts with Invesco Capital Management LLC and Invesco Asset Management (India) Private Limited (collectively, the Affiliated Sub-Advisers and the sub-advisory contracts) for another year, effective July 1, 2020. After evaluating the factors discussed below, among others, the Board approved the renewal of each Fund’s investment advisory agreement and the sub-advisory contracts and determined that the compensation payable thereunder by each Fund to Invesco Advisers and by Invesco Advisers to the Affiliated Sub-Advisers is fair and reasonable.

The Board’s Evaluation Process

The Board’s Investments Committee has established Sub-Committees, which meet throughout the year to review the performance of funds advised by Invesco Advisers (the Invesco Funds). The Sub-Committees meet regularly with portfolio managers for their assigned Invesco Funds and other members of management to review detailed information about investment performance and portfolio attributes of these funds. The Board took into account evaluations and reports that it received from the Investments Committee and Sub-Committees, as well as the information provided to such committees and the Board throughout the year, in considering whether to approve each Invesco Fund’s investment advisory agreement and sub-advisory contracts.

As part of the contract renewal process, the Board reviews and considers information provided in response to detailed requests for information submitted to management by the independent Trustees with assistance from legal counsel to the independent Trustees. The Board receives comparative investment performance and fee data regarding the Invesco Funds prepared by Invesco Advisers and Broadridge Financial Solutions, Inc. (Broadridge), an

independent mutual fund data provider, as well as information on the composition of the peer groups provided by Broadridge and its methodology for determining peer groups. The Board also receives an independent written evaluation from the Senior Officer, an officer of the Invesco Funds who reports directly to the independent Trustees. The Senior Officer’s evaluation is prepared as part of his responsibility to manage the process by which the Invesco Funds’ proposed management fees are negotiated during the annual contract renewal process to ensure they are negotiated in a manner that is at arms’ length and reasonable. In addition to meetings with Invesco Advisers and fund counsel throughout the year, the independent Trustees also discuss the continuance of the investment advisory agreement and sub-advisory contracts in separate sessions with the Senior Officer and with independent legal counsel.

The discussion below is a summary of the Senior Officer’s independent written evaluation with respect to each Fund’s investment advisory agreement, as well as a discussion of the material factors and related conclusions that formed the basis for the Board’s approval of each Fund’s investment advisory agreement and sub-advisory contracts. The Trustees’ review and conclusions are based on the comprehensive consideration of all information presented to them during the course of the year and in prior years and are not the result of any single determinative factor. Moreover, one Trustee may have weighed a particular piece of information or factor differently than another Trustee. This information is current as of June 3, 2020.

Factors and Conclusions and Summary of Independent Written Fee Evaluation

A.	Nature, Extent and Quality of Services Provided by Invesco Advisers and the Affiliated Sub-Advisers

The Board reviewed the nature, extent and quality of the advisory services provided to each Fund by Invesco Advisers under each Fund’s investment advisory agreement, and the credentials and experience of the officers and employees of Invesco Advisers who provide these services, including each Fund’s portfolio manager(s). The Board’s review included consideration of Invesco Advisers’ investment process oversight and structure, credit analysis, investment risk management and research capabilities. The Board also considered non-advisory services that Invesco Advisers and its affiliates provide to the Invesco Funds such as various back office support functions, third party oversight, internal audit, valuation, portfolio trading and legal and compliance. The Board reviewed and considered the benefits to shareholders of investing in a Fund that is part of the Invesco family of funds under the umbrella of Invesco Ltd., Invesco Advisers’ parent company, and noted Invesco Ltd.’s depth and experience in conducting an investment management business, as well as its commitment of financial and other resources to such business. The Board also reviewed and considered information regarding the benefits to each Fund resulting from Invesco Ltd.’s acquisition of OppenheimerFunds, Inc. and its subsidiaries (the Transaction) and the resources that Invesco Advisers has committed to managing the Invesco family of funds following the Transaction. The Board concluded that the nature, extent and quality of the services provided to each Fund by Invesco Advisers are appropriate and satisfactory.

Invesco Premier Portfolio and Invesco Premier Tax-Exempt Portfolio

The Board reviewed the services that may be provided by the Affiliated Sub-Advisers under the sub-advisory contracts and the credentials and experience of the officers and employees of the Affiliated Sub-Advisers who provide these services. The Board noted the Affiliated Sub-Advisers’ expertise with respect to certain asset classes and that the Affiliated Sub-Advisers have offices and personnel that are located in financial centers around the world. As a result, the Board noted that the Affiliated Sub-Advisers can provide research and investment analysis on the markets and economies of various countries in which each Fund may invest, make recommendations regarding securities and assist with security trades. The Board concluded that the sub-advisory contracts may benefit each Fund and its shareholders by permitting Invesco Advisers to use the resources and talents of the Affiliated Sub-Advisers in managing each Fund. The Board concluded that the nature, extent and quality of the services that may be provided by the Affiliated Sub-Advisers are appropriate and satisfactory.

B.	Fund Investment Performance

Invesco Premier Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe

23	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

and against the iMoneyNet First Tier Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier U.S. Government Money Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement.

The Board compared the Fund’s investment performance over multiple time periods ending December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Government Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one, three and five year periods (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board acknowledged limitations regarding the Broadridge data, in particular that differences may exist between a Fund’s investment objective, principal investment strategies and/or investment restrictions and those of its performance peer funds. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

Invesco Premier Tax-Exempt Portfolio

The Board considered Fund investment performance as a relevant factor in considering whether to approve the investment advisory agreement. The Board did not view Fund investment performance as a relevant factor in considering whether to approve the sub-advisory contracts for the Fund, as no Affiliated Sub-Adviser currently manages assets of the Fund.

The Board compared the Fund’s investment performance over multiple time periods ending

December 31, 2019 to the performance of funds in the Broadridge performance universe and against the iMoneyNet Tax-Free National Institutional Funds Category. The Board noted that performance of Investor Class shares of the Fund was in the first quintile of its performance universe for the one and three year periods and the second quintile for the five year period (the first quintile being the best performing funds and the fifth quintile being the worst performing funds). The Board noted that performance of Investor Class shares of the Fund was above the performance of the Index for the one, three and five year periods. The Board recognized that the performance data reflects a snapshot in time as of a particular date and that selecting a different performance period could produce different results. The Board also reviewed more recent Fund performance as well as other performance metrics and this review did not change their conclusions.

C.	Advisory and Sub-Advisory Fees and Fund Expenses

Invesco Premier Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was the same as the median contractual management fee rate of funds in its expense group. The Board noted that the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

Invesco Premier Tax-Exempt Portfolio

The Board compared the Fund’s contractual management fee rate to the contractual management fee rates of funds in the Fund’s Broadridge expense group. The Board noted that the contractual management fee rate for Investor Class shares of the Fund was above the median contractual management fee rate of funds in its expense group. The Board noted that

24	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

the term “contractual management fee” for funds in the expense group may include both advisory and certain non-portfolio management administrative services fees, but that Broadridge does not provide information on a fund by fund basis as to what is included. The Board also reviewed the methodology used by Broadridge in providing expense group information, which includes using each fund’s contractual management fee schedule (including any applicable breakpoints) as reported in the most recent prospectus or statement of additional information for each fund in the expense group. The Board also considered comparative information regarding the Fund’s total expense ratio and its various components. The Board noted that the Fund’s actual and contractual management fees were each in the fifth quintile of its expense group and discussed with management reasons for such relative actual and contractual management fees.

The Board noted that Invesco Advisers has contractually agreed to waive advisory fees of the Fund in an amount and for the term disclosed in the Fund’s registration statement.

The Board also considered the fees charged by Invesco Advisers and the Affiliated Sub-Advisers to other similarly managed client accounts. Invesco Advisers reviewed with the Board differences in the scope of services it provides to the Invesco Funds relative to certain other types of client accounts, including, among others: management of cash flows as a result of redemptions and purchases; necessary infrastructure such as officers, office space, technology, legal and distribution; oversight of service providers; costs and business risks associated with launching new funds and sponsoring and maintaining the product line; and compliance with federal and state laws and regulations.

The Board also considered the services that may be provided by the Affiliated Sub-Advisers pursuant to the sub-advisory contracts, as well as the fees payable by Invesco Advisers to the Affiliated Sub-Advisers pursuant to the sub-advisory contracts.

D.	Economies of Scale and Breakpoints

The Board considered the extent to which there may be economies of scale in the provision of advisory services to each Fund. The Board noted that each Fund does not benefit from economies of scale through contractual breakpoints, but does share directly in economies of scale through lower fees charged by third party service providers based on the combined size of the Invesco Funds. The Board noted that each Fund may also benefit from economies of scale through initial fee setting, fee waivers and expense reimbursements. The Board also considered Invesco’s reinvestment in its business, including investments in business infrastructure, technology and cybersecurity.

E.	Profitability and Financial Resources

Invesco Premier Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

Invesco Premier U.S. Government Money Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers is financially sound and has the resources necessary to perform its obligations under the investment advisory agreement.

Invesco Premier Tax-Exempt Portfolio

The Board reviewed information from Invesco Advisers concerning the costs of the advisory and other services that Invesco Advisers and its affiliates provide to the Fund and the Invesco Funds and the profitability of Invesco Advisers and its affiliates in providing these services in the aggregate and on an individual Fund-by-Fund basis. The Board considered the methodology used for calculating profitability and noted the periodic review and enhancement of such methodology. The Board noted that Invesco Advisers continues to operate at a net profit from services Invesco Advisers and its affiliates provide to the Invesco Funds in the aggregate and to certain Funds on an individual fund level. The Board did not deem the level of profits realized by Invesco Advisers and its affiliates from providing such services to be excessive given the nature, extent and quality of the services provided. The Board received information from Invesco Advisers demonstrating that Invesco Advisers and the Affiliated Sub-Advisers are financially sound and have the resources necessary to perform their obligations under the investment advisory agreement and sub-advisory contracts.

F.	Collateral Benefits to Invesco Advisers and its Affiliates

The Board considered various other benefits received by Invesco Advisers and its affiliates from the relationship with each Fund, including the fees received for providing administrative transfer agency and distribution services to each Fund. The Board considered comparative information regarding fees charged for these services, including information provided by Broadridge and other independent sources. The Board considered the performance of Invesco Advisers and its affiliates in providing these services and the organizational structure employed to provide these services. The Board also considered that these services are provided to each Fund pursuant to written contracts that are reviewed and approved on an annual basis by the Board; and that the services are required for the operation of each Fund.

25	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Tax Information

Form 1099-DIV, Form 1042-S and other year-end tax information provide shareholders with actual calendar year amounts that should be included in their tax returns. Shareholders should consult their tax advisors.

The following distribution information is being provided as required by the Internal Revenue Code or to meet a specific state’s requirement.

The Funds designate the following amounts or, if subsequently determined to be different, the maximum amount allowable for their fiscal year ended August 31, 2020:

Federal and State Income Tax

	Business Interest	Qualified Dividend	Corporate Dividends	U.S. Treasury	Tax-Exempt
	Income*	Income*	Received Deduction*	Obligations*	Interest Dividend*
Invesco Premier Portfolio	98.30%	0.00%	0.00%	0.18%	0.00%

*	The above percentages are based on ordinary income dividends paid to shareholders during each Fund’s fiscal year.

Non-Resident Alien Shareholders

	Qualified Short-Term Gains	Qualified Interest Income**
Invesco Premier Portfolio	$14,286	0.00%

**	The above percentages are based on income dividends paid to shareholders during each Fund’s fiscal year.

26	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers

The address of each trustee and officer is AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust) (the “Trust”), 11 Greenway Plaza, Suite 1000, Houston, Texas 77046-1173. The trustees serve for the life of the Trust, subject to their earlier death, incapacitation, resignation, retirement or removal as more specifically provided in the Trust’s organizational documents. Each officer serves for a one year term or until their successors are elected and qualified. Column two below includes length of time served with predecessor entities, if any.

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Interested Trustee
Martin L. Flanagan[1] – 1960 Trustee and Vice Chair	2007

Executive Director, Chief Executive Officer and President, Invesco Ltd. (ultimate parent of Invesco and a global investment management firm); Trustee and Vice Chair, The Invesco Funds; Vice Chair, Investment Company Institute; and Member of Executive Board, SMU Cox School of Business

Formerly: Advisor to the Board, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.); Chairman and Chief Executive Officer, Invesco Advisers, Inc. (registered investment adviser); Director, Chairman, Chief Executive Officer and President, Invesco Holding Company (US), Inc. (formerly IVZ Inc.) (holding company), Invesco Group Services, Inc. (service provider) and Invesco North American Holdings, Inc. (holding company); Director, Chief Executive Officer and President, Invesco Holding Company Limited (parent of Invesco and a global investment management firm); Director, Invesco Ltd.; Chairman, Investment Company Institute and President, Co-Chief Executive Officer, Co-President, Chief Operating Officer and Chief Financial Officer, Franklin Resources, Inc. (global investment management organization)

			198	None

[1]

Mr. Flanagan is considered an interested person (within the meaning of Section 2(a)(19) of the 1940 Act) of the Trust because he is an officer of the Adviser to the Trust, and an officer and a director of Invesco Ltd., ultimate parent of the Adviser.

T-1	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees
Bruce L. Crockett – 1944 Trustee and Chair	2003	Chairman, Crockett Technologies Associates (technology consulting company) Formerly: Director, Captaris (unified messaging provider); Director, President and Chief Executive Officer, COMSAT Corporation; Chairman, Board of Governors of INTELSAT (international communications company); ACE Limited (insurance company); Independent Directors Council and Investment Company Institute: Member of the Audit Committee, Investment Company Institute; Member of the Executive Committee and Chair of the Governance Committee, Independent Directors Council	198	Director and Chairman of the Audit Committee, ALPS (Attorneys Liability Protection Society) (insurance company); Director and Member of the Audit Committee and Compensation Committee, Ferroglobe PLC (metallurgical company)
David C. Arch – 1945 Trustee	2010	Chairman of Blistex Inc. (consumer health care products manufacturer); Member, World Presidents’ Organization	198	Board member of the Illinois Manufacturers’ Association
Beth Ann Brown – 1968 Trustee	2019	Independent Consultant Formerly: Head of Intermediary Distribution, Managing Director, Strategic Relations, Managing Director, Head of National Accounts, Senior Vice President, National Account Manager and Senior Vice President, Key Account Manager, Columbia Management Investment Advisers LLC; Vice President, Key Account Manager, Liberty Funds Distributor, Inc.; and Trustee of certain Oppenheimer Funds	198	Director, Board of Directors of Caron Engineering Inc.; Advisor, Board of Advisors of Caron Engineering Inc.; President and Director, Acton Shapleigh Youth Conservation Corps (non-profit); and Vice President and Director of Grahamtastic Connection (non-profit)
Jack M. Fields – 1952 Trustee	2003	Chief Executive Officer, Twenty First Century Group, Inc. (government affairs company); and Board Member, Impact(Ed) (non-profit) Formerly: Owner and Chief Executive Officer, Dos Angeles Ranch L.P. (cattle, hunting, corporate entertainment); Director, Insperity, Inc. (formerly known as Administaff) (human resources provider); Chief Executive Officer, Texana Timber LP (sustainable forestry company); Director of Cross Timbers Quail Research Ranch (non-profit); and member of the U.S. House of Representatives	198	Member, Board of Directors of Baylor College of Medicine
Cynthia Hostetler – 1962 Trustee	2017	Non-Executive Director and Trustee of a number of public and private business corporations Formerly: Director, Aberdeen Investment Funds (4 portfolios); Artio Global Investment LLC (mutual fund complex); Edgen Group, Inc. (specialized energy and infrastructure products distributor); Head of Investment Funds and Private Equity, Overseas Private Investment Corporation; President, First Manhattan Bancorporation, Inc.; Attorney, Simpson Thacher & Bartlett LLP	198	Resideo Technologies, Inc. (Technology); Vulcan Materials Company (construction materials company); Trilinc Global Impact Fund; Genesee & Wyoming, Inc. (railroads); Investment Company Institute (professional organization); Independent Directors Council (professional organization)

T-2	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Eli Jones – 1961 Trustee	2016	Professor and Dean, Mays Business School - Texas A&M University Formerly: Professor and Dean, Walton College of Business, University of Arkansas and E.J. Ourso College of Business, Louisiana State University; Director, Arvest Bank	198	Insperity, Inc. (formerly known as Administaff) (human resources provider)
Elizabeth Krentzman – 1959 Trustee Funds	2019	Formerly: Principal and Chief Regulatory Advisor for Asset Management Services and U.S. Mutual Fund Leader of Deloitte & Touche LLP; General Counsel of the Investment Company Institute (trade association); National Director of the Investment Management Regulatory Consulting Practice, Principal, Director and Senior Manager of Deloitte & Touche LLP; Assistant Director of the Division of Investment Management - Office of Disclosure and Investment Adviser Regulation of the U.S. Securities and Exchange Commission and various positions with the Division of Investment Management – Office of Regulatory Policy of the U.S. Securities and Exchange Commission; Associate at Ropes & Gray LLP; Advisory Board Member of the Securities and Exchange Commission Historical Society; and Trustee of certain Oppenheimer Funds	198	Trustee of the University of Florida National Board Foundation and Audit Committee Member; Member of the Cartica Funds Board of Directors (private investment funds); Member of the University of Florida Law Center Association, Inc. Board of Trustees and Audit Committee Member
Anthony J. LaCava, Jr. – 1956 Trustee	2019	Formerly: Director and Member of the Audit Committee, Blue Hills Bank (publicly traded financial institution) and Managing Partner, KPMG LLP	198	Blue Hills Bank; Chairman, Bentley University; Member, Business School Advisory Council; and Nominating Committee KPMG LLP
Prema Mathai-Davis – 1950 Trustee	2003	Retired Formerly: Co-Founder & Partner of Quantalytics Research, LLC, (a FinTech Investment Research Platform for the Self-Directed Investor)); Trustee of YWCA Retirement Fund; CEO of YWCA of the USA; Board member of the NY Metropolitan Transportation Authority; Commissioner of the NYC Department of Aging; Board member of Johns Hopkins Bioethics Institute	198	None
Joel W. Motley – 1952 Trustee	2019

Director of Office of Finance, Federal Home Loan Bank System; Managing Director of Carmona Motley Inc. (privately held financial advisor); Member of the Council on Foreign Relations and its Finance and Budget Committee; Chairman Emeritus of Board of Human Rights Watch and Member of its Investment Committee; and Member of Investment Committee and Board of Historic Hudson Valley (non-profit cultural organization)

Formerly: Managing Director of Public Capital Advisors, LLC (privately held financial advisor); Managing Director of Carmona Motley Hoffman, Inc. (privately held financial advisor); Trustee of certain Oppenheimer Funds; and Director of Columbia Equity Financial Corp. (privately held financial advisor)); and Member of the Vestry of Trinity Church Wall Street

			198	Member of Board of Greenwall Foundation (bioethics research foundation) and its Investment Committee; Member of Board of Friends of the LRC (non-profit legal advocacy); Board Member and Investment Committee Member of Pulizer Center for Crisis Reporting (non-profit journalism)
Teresa M. Ressel – 1962 Trustee	2017	Non-executive director and trustee of a number of public and private business corporations Formerly: CEO UBS Securities LLC (investment banking); COO Americas UBS AG (investment banking; Sr. Management TeamOlayan America, The Olayan Group (international investor/commercial/industrial); Assistant Secretary for Management & Budget and Designated Chief Financial Officer, U.S. Department of Treasury	198	Elucida Oncology (nanotechnology & medical particles company); Atlantic Power Corporation (power generation company); ON Semiconductor Corporation (semiconductor manufacturing)

T-3	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Independent Trustees–(continued)
Ann Barnett Stern – 1957 Trustee	2017	President and Chief Executive Officer, Houston Endowment Inc. (private philanthropic institution) Formerly: Executive Vice President and General Counsel, Texas Children’s Hospital; Attorney, Beck, Redden and Secrest, LLP; Business Law Instructor, University of St. Thomas; Attorney, Andrews & Kurth LLP and Federal Reserve Bank of Dallas	198	None
Robert C. Troccoli – 1949 Trustee	2016	Retired Formerly: Adjunct Professor, University of Denver – Daniels College of Business; and Managing Partner, KPMG LLP	198	None
Daniel S. Vandivort –1954 Trustee	2019	Trustee, Board of Trustees, Huntington Disease Foundation of America; and President, Flyway Advisory Services LLC (consulting and property management) Formerly: Trustee and Governance Chair, of certain Oppenheimer Funds; and Treasurer, Chairman of the Audit and Finance Committee, Huntington Disease Foundation of America	198	None
James D. Vaughn – 1945 Trustee	2019	Retired Formerly: Managing Partner, Deloitte & Touche LLP; Trustee and Chairman of the Audit Committee, Schroder Funds; Board Member, Mile High United Way, Boys and Girls Clubs, Boy Scouts, Colorado Business Committee for the Arts, Economic Club of Colorado and Metro Denver Network (economic development corporation); and Trustee of certain Oppenheimer Funds	198	Board member and Chairman of Audit Committee of AMG National Trust Bank; Trustee and Investment Committee member, University of South Dakota Foundation; Board member, Audit Committee Member and past Board Chair, Junior Achievement (non-profit)
Christopher L. Wilson - 1957 Trustee, Vice Chair and Chair Designate	2017	Retired Formerly: Director, TD Asset Management USA Inc. (mutual fund complex) (22 portfolios); Managing Partner, CT2, LLC (investing and consulting firm); President/Chief Executive Officer, Columbia Funds, Bank of America Corporation; President/Chief Executive Officer, CDC IXIS Asset Management Services, Inc.; Principal & Director of Operations, Scudder Funds, Scudder, Stevens & Clark, Inc.; Assistant Vice President, Fidelity Investments	198	EnAIble, Inc. (technology) Formerly: ISO New England, Inc. (non-profit organization managing regional electricity market)

T-4	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers
Sheri Morris – 1964 President, Principal Executive Officer and Treasurer	2003

Head of Global Fund Services, Invesco Ltd.; President, Principal Executive Officer and Treasurer, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); and Vice President, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; and Vice President, OppenheimerFunds, Inc.

Formerly: Vice President and Principal Financial Officer, The Invesco Funds; Vice President, Invesco AIM Advisers, Inc., Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; Assistant Vice President and Assistant Treasurer, The Invesco Funds; Vice President and Assistant Vice President, Invesco Advisers, Inc.,; Assistant Vice President, Invesco AIM Capital Management, Inc. and Invesco AIM Private Asset Management, Inc.; and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust and Invesco Actively Managed Exchange-Traded Fund Trust

			N/A	N/A
Russell C. Burk – 1958 Senior Vice President and Senior Officer	2005	Senior Vice President and Senior Officer, The Invesco Funds	N/A	N/A
Jeffrey H. Kupor – 1968 Senior Vice President, Chief Legal Officer and Secretary	2018

Head of Legal of the Americas, Invesco Ltd.; Senior Vice President and Secretary, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Vice President and Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.) and Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Secretary, W.L. Ross & Co., LLC

Formerly: Secretary and Vice President, Jemstep, Inc.; Head of Legal, Worldwide Institutional, Invesco Ltd.; Secretary and General Counsel, INVESCO Private Capital Investments, Inc.; Senior Vice President, Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Assistant Secretary, INVESCO Asset Management (Bermuda) Ltd.; Secretary and General Counsel, Invesco Private Capital, Inc.; Assistant Secretary and General Counsel, INVESCO Realty, Inc.; Secretary and General Counsel, Invesco Senior Secured Management, Inc.; and Secretary, Sovereign G./P. Holdings Inc.

			N/A	N/A
Andrew R. Schlossberg – 1974 Senior Vice President	2019

Head of the Americas and Senior Managing Director, Invesco Ltd.; Director and Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chairman, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) (registered transfer agent); Senior Vice President, The Invesco Funds; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Director, President and Chairman, Invesco Insurance Agency, Inc.

Formerly: Director, Invesco UK Limited; Director and Chief Executive, Invesco Asset Management Limited and Invesco Fund Managers Limited; Assistant Vice President, The Invesco Funds; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director and Chief Executive, Invesco Administration Services Limited and Invesco Global Investment Funds Limited; Director, Invesco Distributors, Inc.; Head of EMEA, Invesco Ltd.; President, Invesco Actively Managed Exchange-Traded Commodity Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II and Invesco India Exchange-Traded Fund Trust; Managing Director and Principal Executive Officer, Invesco Capital Management LLC

			N/A	N/A

T-5	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
John M. Zerr – 1962 Senior Vice President	2006

Chief Operating Officer of the Americas; Senior Vice President, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Senior Vice President, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director and Vice President, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.) Senior Vice President, The Invesco Funds; Managing Director, Invesco Capital Management LLC; Director, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Senior Vice President, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Manager, Invesco Indexing LLC; Manager, Invesco Specialized Products, LLC; Director and Senior Vice President, Invesco Insurance Agency, Inc.; Member, Invesco Canada Funds Advisory Board; Director, President and Chief Executive Officer, Invesco Corporate Class Inc. (corporate mutual fund company); and Director, Chairman, President and Chief Executive Officer, Invesco Canada Ltd. (formerly known as Invesco Trimark Ltd./Invesco Trimark Ltèe) (registered investment adviser and registered transfer agent); President, Invesco, Inc.; President, Invesco Global Direct Real Estate Feeder GP Ltd.; President, Invesco IP Holdings (Canada) Ltd; President, Invesco Global Direct Real Estate GP Ltd.; President, Invesco Financial Services Ltd. / Services Financiers Invesco Ltée; and President, Trimark Investments Ltd./Placements Trimark Ltée

Formerly: Director and Senior Vice President, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary and General Counsel, Invesco Management Group, Inc. (formerly known as Invesco AIM Management Group, Inc.); Secretary, Invesco Investment Services, Inc. (formerly known as Invesco AIM Investment Services, Inc.); Chief Legal Officer and Secretary, The Invesco Funds; Secretary and General Counsel, Invesco Investment Advisers LLC (formerly known as Van Kampen Asset Management); Secretary and General Counsel, Invesco Capital Markets, Inc. (formerly known as Van Kampen Funds Inc.); Chief Legal Officer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Secretary, Invesco Indexing LLC; Director, Secretary, General Counsel and Senior Vice President, Van Kampen Exchange Corp.; Director, Vice President and Secretary, IVZ Distributors, Inc. (formerly known as INVESCO Distributors, Inc.); Director and Vice President, INVESCO Funds Group, Inc.; Director and Vice President, Van Kampen Advisors Inc.; Director, Vice President, Secretary and General Counsel, Van Kampen Investor Services Inc.; Director and Secretary, Invesco Distributors, Inc. (formerly known as Invesco AIM Distributors, Inc.); Director, Senior Vice President, General Counsel and Secretary, Invesco AIM Advisers, Inc. and Van Kampen Investments Inc.; Director, Vice President and Secretary, Fund Management Company; Director, Senior Vice President, Secretary, General Counsel and Vice President, Invesco AIM Capital Management, Inc.; Chief Operating Officer and General Counsel, Liberty Ridge Capital, Inc. (an investment adviser)

			N/A	N/A
Gregory G. McGreevey – 1962 Senior Vice President	2012

Senior Managing Director, Invesco Ltd.; Director, Chairman, President, and Chief Executive Officer, Invesco Advisers, Inc. (formerly known as Invesco Institutional (N.A.), Inc.) (registered investment adviser); Director, Invesco Mortgage Capital, Inc. and Invesco Senior Secured Management, Inc.; and Senior Vice President, The Invesco Funds; and President, SNW Asset Management Corporation and Invesco Managed Accounts, LLC; Chairman and Director, Invesco Private Capital, Inc.

Formerly: Senior Vice President, Invesco Management Group, Inc. and Invesco Advisers, Inc.; Assistant Vice President, The Invesco Funds

			N/A	N/A
Kelli Gallegos – 1970 Vice President, Principal Financial Officer and Assistant Treasurer	2008

Principal Financial and Accounting Officer – Investments Pool, Invesco Specialized Products, LLC; Vice President, Principal Financial Officer and Assistant Treasurer, The Invesco Funds; Principal Financial and Accounting Officer – Pooled Investments, Invesco Capital Management LLC; Vice President and Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Vice President, Invesco Advisers, Inc.

Formerly: Assistant Treasurer, Invesco Specialized Products, LLC; Assistant Treasurer, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust; Assistant Treasurer, Invesco Capital Management LLC; Assistant Vice President, The Invesco Funds

			N/A	N/A

T-6	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

Trustees and Officers–(continued)

Name, Year of Birth and Position(s) Held with the Trust	Trustee and/or Officer Since	Principal Occupation(s) During Past 5 Years	Number of Funds in Fund Complex Overseen by Trustee	Other Directorship(s) Held by Trustee During Past 5 Years
Officers–(continued)
Crissie M. Wisdom – 1969 Anti-Money Laundering Compliance Officer	2013	Anti-Money Laundering and OFAC Compliance Officer for Invesco U.S. entities including: Invesco Advisers, Inc. and its affiliates, Invesco Capital Markets, Inc., Invesco Distributors, Inc., Invesco Investment Services, Inc., The Invesco Funds, Invesco Capital Management, LLC, Invesco Trust Company; OppenheimerFunds Distributor, Inc., and Fraud Prevention Manager for Invesco Investment Services, Inc.	N/A	N/A
Todd F. Kuehl – 1969 Chief Compliance Officer	2020

Chief Compliance Officer, Invesco Advisers, Inc. (registered investment adviser); and Chief Compliance Officer, The Invesco Funds

Formerly: Managing Director and Chief Compliance Officer, Legg Mason (Mutual Funds); Chief Compliance Officer, Legg Mason Private Portfolio Group (registered investment adviser)

			N/A	N/A
Michael McMaster – 1962 Chief Tax Officer, Vice President and Assistant Treasurer	2020

Head of Global Fund Services Tax; Chief Tax Officer, Vice President and Assistant Treasurer, The Invesco Funds; Assistant Treasurer, Invesco Capital Management LLC, Invesco Exchange-Traded Fund Trust, Invesco Exchange-Traded Fund Trust II, Invesco India Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Fund Trust, Invesco Actively Managed Exchange-Traded Commodity Fund Trust and Invesco Exchange-Traded Self-Indexed Fund Trust

Formerly: Senior Vice President – Managing Director of Tax Services, U.S. Bank Global Fund Services (GFS)

			N/A	N/A

The Statement of Additional Information of the Trust includes additional information about the Fund’s Trustees and is available upon request, without charge, by calling 1.800.959.4246. Please refer to the Fund’s Statement of Additional Information for information on the Fund’s sub-advisers.

Office of the Fund	Investment Adviser	Distributor	Auditors
11 Greenway Plaza, Suite 1000	Invesco Advisers, Inc.	Invesco Distributors, Inc.	PricewaterhouseCoopers LLP
Houston, TX 77046-1173	1555 Peachtree Street, N.E.	11 Greenway Plaza, Suite 1000	1000 Louisiana Street, Suite 5800
	Atlanta, GA 30309	Houston, TX 77046-1173	Houston, TX 77002-5678

Counsel to the Fund	Counsel to the Independent Trustees	Transfer Agent	Custodian
Stradley Ronon Stevens & Young, LLP	Goodwin Procter LLP	Invesco Investment Services, Inc.	Bank of New York Mellon
2005 Market Street, Suite 2600	901 New York Avenue, N.W.	11 Greenway Plaza, Suite 1000	2 Hanson Place
Philadelphia, PA 19103-7018	Washington, D.C. 20001	Houston, TX 77046-1173	Brooklyn, NY 11217-1431

T-7	AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

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Invesco mailing information

Send general correspondence to Invesco Investment Services, Inc., P.O. Box 219078, Kansas City, MO 64121-9078.

Important notice regarding delivery of security holder documents

To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). Mailing of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact Invesco Investment Services, Inc. at 800 959 4246 or contact your financial institution. We will begin sending you individual copies for each account within 30 days after receiving your request.

Fund holdings and proxy voting information

The Fund provides a complete list of its holdings in various monthly and quarterly regulatory filings. The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) monthly on Form N-MFP. For the second and fourth quarters, the list appears in the Fund’s semiannual and annual reports to shareholders. The most recent list of portfolio holdings is available at invesco.com/us. Qualified persons, including beneficial owners of the Fund’s shares and prospective investors, may obtain access to the website by calling the distributor at 800 659 1005 and selecting option 2. Shareholders can also look up the Fund’s Form N-MFP filings on the SEC website, sec.gov. The SEC file numbers for the Fund are shown below.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, from our Cash Management Alliance Services department at 800 659 1005, option 1, or at invesco.com/proxyguidelines. The information is also available on the SEC website, sec.gov.

Information regarding how the Fund voted proxies related to its portfolio securities during the most recent 12-month period ended June 30 is available at invesco.com/proxysearch. This information is also available on the SEC website, sec.gov.

Invesco Advisers, Inc. is an investment adviser; it provides investment advisory services to individual and institutional clients and does not sell securities. Invesco Distributors, Inc. is the US distributor for Invesco Ltd.’s retail mutual funds, exchange-traded funds and institutional money market funds. Both are wholly owned, indirect subsidiaries of Invesco Ltd.

SEC file numbers: 811-05460 and 033-19862	Invesco Distributors, Inc.	CM-I-TST-AR-7

ITEM 2.	CODE OF ETHICS.

There were no amendments to the Code of Ethics (the “Code”) that applies to the Registrant’s Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”) during the period covered by the report. The Registrant did not grant any waivers, including implicit waivers, from any provisions of the Code to the PEO or PFO during the period covered by this report.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

The Board of Trustees has determined that the Registrant has at least one audit committee financial expert serving on its Audit Committee. The Audit Committee financial experts are David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Jr. Robert C. Troccoli and James Vaughn. David C. Arch, Bruce L. Crockett, Cynthia Hostetler, Elizabeth Krentzman, Anthony J. LaCava, Jr., Teresa M. Ressel, Jr. Robert C. Troccoli and James Vaughn are “independent” within the meaning of that term as used in Form N-CSR.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Pursuant to PCAOB Rule 3526, PricewaterhouseCoopers LLC (“PwC”) advised the Registrant’s Audit Committee of the following matters identified between September 1, 2019 to October 29, 2020 that may be reasonably thought to bear on PwC’s independence. PwC advised the Audit Committee that five PwC Managers and one PwC Associate each held financial interests either directly or, in the case of two PwC Managers, indirectly through their spouse’s brokerage account, in investment companies within the Invesco Fund Complex that were inconsistent with the requirements of Rule 2-01(c)(1) of Regulation S-X. In reporting the matters to the Audit Committee, PwC noted, among other things, that the impermissible holdings were disposed of by the individuals, the individuals were not in the chain of command of the audit or the audit partners of the Funds, the individuals either did not provide any audit services (or in the case of one PwC Manager and one PwC Associate, the individual did not have decision-making responsibility for matters that materially affected the audit and their audit work was reviewed by team members at least two levels higher than the individuals), or did not provide services of any kind to the Registrant or its affiliates, and the financial interests were not material to the net worth of each individual or their respective immediate family members and senior leadership of the Funds’ audit engagement team was unaware of the impermissible holdings until after the matters were confirmed to be independence exceptions or individuals ceased providing services. Based on the mitigating factors noted above, PwC advised the Audit Committee that it concluded that its objectivity and impartiality with respect to all issues encompassed within the audit engagement has not been impaired and that it believes it can continue to serve as the independent registered public accounting firm for the Funds in the Registrant.

(a) to (d)

Fees Billed by PwC Related to the Registrant

PwC billed the Registrant aggregate fees for services rendered to the Registrant for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all audit and non-audit services provided to the Registrant.

	Fees Billed for Services Rendered to the Registrant for fiscal year end 2020	Fees Billed for Services Rendered to the Registrant for fiscal year end 2019

Audit Fees	$60,610	$76,847
Audit-Related Fees	$0	$0
Tax Fees(1)	$42,982	$49,140
All Other Fees	$0	$0

Total Fees	$103,592	$125,987

(1)

Tax Fees for the fiscal years ended August 31, 2020 and 2019 includes fees billed for preparation of U.S. Tax Returns and Taxable Income calculations, including excise tax and year-to-date estimates for various book-to-tax differences.

Fees Billed by PwC Related to Invesco and Invesco Affiliates

PwC billed Invesco Advisers, Inc. (“Invesco”), the Registrant’s adviser, and any entity controlling, controlled by or under common control with Invesco that provides ongoing services to the Registrant (“Invesco Affiliates”) aggregate fees for pre-approved non-audit services rendered to Invesco and Invesco Affiliates for the last two fiscal years as shown in the following table. The Audit Committee pre-approved all non-audit services provided to Invesco and Invesco Affiliates that were required to be pre-approved.

	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2020 That Were Required to be Pre-Approved by the Registrant’s Audit Committee	Fees Billed for Non-Audit Services Rendered to Invesco and Invesco Affiliates for fiscal year end 2019 That Were Required to be Pre-Approved by the Registrant’s Audit Committee

Audit-Related Fees(1)	$701,000	$690,000
Tax Fees	$0	$0
All Other Fees	$0	$0

Total Fees	$701,000	$690,000

(1)	Audit-Related Fees for the fiscal years ended 2020 and 2019 include fees billed related to reviewing controls at a service organization.

(e)(1)

PRE-APPROVAL OF AUDIT AND NON-AUDIT SERVICES

POLICIES AND PROCEDURES

As adopted by the Audit Committees

of the Invesco Funds (the “Funds”)

Last Amended March 29, 2017

I.	Statement of Principles

The Audit Committees (the “Audit Committee”) of the Boards of Trustees of the Funds (the “Board”) have adopted these policies and procedures (the “Procedures”) with respect to the pre-approval of audit and non-audit services to be provided by the Funds’ independent auditor (the “Auditor”) to the Funds, and to the Funds’ investment adviser(s) and any entity controlling, controlled by, or under common control with the investment adviser(s) that provides ongoing services to the Funds (collectively, “Service Affiliates”).

Under Section 202 of the Sarbanes-Oxley Act of 2002, all audit and non-audit services provided to the Funds by the Auditor must be preapproved by the Audit Committee. Rule 2-01 of Regulation S-X requires that the Audit Committee also pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds (a “Service Affiliate’s Covered Engagement”).

These Procedures set forth the procedures and the conditions pursuant to which the Audit Committee may pre-approve audit and non-audit services for the Funds and a Service Affiliate’s Covered Engagement pursuant to rules and regulations of the Securities and Exchange Commission (“SEC”) and other organizations and regulatory bodies applicable to the Funds (“Applicable Rules”).1 They address both general pre-approvals without consideration of specific case-by-case services (“general pre-approvals”) and pre-approvals on a case-by-case basis (“specific pre-approvals”). Any services requiring pre-approval that are not within the scope of general pre-approvals hereunder are subject to specific pre-approval. These Procedures also address the delegation by the Audit Committee of pre-approval authority to the Audit Committee Chair or Vice Chair.

II.	Pre-Approval of Fund Audit Services

The annual Fund audit services engagement, including terms and fees, is subject to specific pre-approval by the Audit Committee. Audit services include the annual financial statement audit and other procedures required to be performed by an independent auditor to be able to form an opinion on the Funds’ financial statements. The Audit Committee will receive, review and consider sufficient information concerning a proposed Fund audit engagement to make a reasonable evaluation of the Auditor’s qualifications and independence. The Audit Committee will oversee the Fund audit services engagement as necessary, including approving any changes in terms, audit scope, conditions and fees.

In addition to approving the Fund audit services engagement at least annually and specifically approving any changes, the Audit Committee may generally or specifically pre-approve engagements for other audit services, which are those services that only an independent auditor reasonably can provide. Other audit services may include services associated with SEC registration statements, periodic reports and other documents filed with the SEC.

[1]	Applicable Rules include, for example, New York Stock Exchange (“NYSE”) rules applicable to closed-end funds managed by Invesco and listed on NYSE.

III.	General and Specific Pre-Approval of Non-Audit Fund Services

The Audit Committee will consider, at least annually, the list of General Pre-Approved Non-Audit Services which list may be terminated or modified at any time by the Audit Committee. To inform the Audit Committee’s review and approval of General Pre-Approved Non-Audit Services, the Funds’ Treasurer (or his or her designee) and Auditor shall provide such information regarding independence or other matters as the Audit Committee may request.

Any services or fee ranges that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval. Each request for specific pre-approval by the Audit Committee for services to be provided by the Auditor to the Funds must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, and other relevant information sufficient to allow the Audit Committee to consider whether to pre-approve such engagement, including evaluating whether the provision of such services will impair the independence of the Auditor and is otherwise consistent with Applicable Rules.

IV.	Non-Audit Service Types

The Audit Committee may provide either general or specific pre-approval of audit-related, tax or other services, each as described in more detail below.

a.	Audit-Related Services

“Audit-related services” are assurance and related services that are reasonably related to the performance of the audit or review of the Fund’s financial statements or that are traditionally performed by an independent auditor. Audit-related services include, among others, accounting consultations related to accounting, financial reporting or disclosure matters not classified as “Audit services”; assistance with understanding and implementing new accounting and financial reporting guidance from rulemaking authorities; services related to mergers, acquisitions or dispositions; compliance with ratings agency requirements and interfund lending activities; and assistance with internal control reporting requirements.

b.	Tax Services

“Tax services” include, but are not limited to, the review and signing of the Funds’ federal tax returns, the review of required distributions by the Funds and consultations regarding tax matters such as the tax treatment of new investments or the impact of new regulations. The Audit Committee will not approve proposed services of the Auditor which the Audit Committee believes are to be provided in connection with a service or transaction initially recommended by the Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. The Audit Committee will consult with the Funds’ Treasurer (or his or her designee) and may consult with outside counsel or advisers as necessary to ensure the consistency of tax services rendered by the Auditor with the foregoing policy. The Auditor shall not represent any Fund or any Service Affiliate before a tax court, district court or federal court of claims.

Each request to provide tax services under either the general or specific pre-approval of the Audit Committee will include a description from the Auditor in writing of (i) the scope of the service, the fee structure for the engagement, and any side letter or other amendment to the engagement letter, or any other agreement (whether oral, written, or otherwise) between the Auditor and the Funds, relating to the service; and (ii) any compensation arrangement or other agreement, such as a referral agreement, a referral fee or fee-sharing arrangement, between the Auditor (or an affiliate of the Auditor) and any person (other than the Funds or Service Affiliates receiving the services) with respect to the promoting, marketing, or recommending of a transaction covered by the service. The Auditor will also discuss with the Audit

Committee the potential effects of the services on the independence of the Auditor, and document the substance of its discussion with the Audit Committee.

c.	Other Services

The Audit Committee may pre-approve other non-audit services so long as the Audit Committee believes that the service will not impair the independence of the Auditor. Appendix I includes a list of services that the Auditor is prohibited from performing by the SEC rules. Appendix I also includes a list of services that would impair the Auditor’s independence unless the Audit Committee reasonably concludes that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements.

V.	Pre-Approval of Service Affiliate’s Covered Engagements

Rule 2-01 of Regulation S-X requires that the Audit Committee pre-approve a Service Affiliate’s engagement of the Auditor for non-audit services if the engagement relates directly to the operations and financial reporting of the Funds, defined above as a “Service Affiliate’s Covered Engagement”.

The Audit Committee may provide either general or specific pre-approval of any Service Affiliate’s Covered Engagement, including for audit-related, tax or other services, as described above, if the Audit Committee believes that the provision of the services to a Service Affiliate will not impair the independence of the Auditor with respect to the Funds. Any Service Affiliate’s Covered Engagements that are not within the scope of General Pre-Approved Non-Audit Services have not received general pre-approval and require specific pre-approval.

Each request for specific pre-approval by the Audit Committee of a Service Affiliate’s Covered Engagement must be submitted to the Audit Committee by the Funds’ Treasurer (or his or her designee) and must include detailed information about the services to be provided, the fees or fee ranges to be charged, a description of the current status of the pre-approval process involving other audit committees in the Invesco investment company complex (as defined in Rule 2-201 of Regulation S-X) with respect to the proposed engagement, and other relevant information sufficient to allow the Audit Committee to consider whether the provision of such services will impair the independence of the Auditor from the Funds. Additionally, the Funds’ Treasurer (or his or her designee) and the Auditor will provide the Audit Committee with a statement that the proposed engagement requires pre-approval by the Audit Committee, the proposed engagement, in their view, will not impair the independence of the Auditor and is consistent with Applicable Rules, and the description of the proposed engagement provided to the Audit Committee is consistent with that presented to or approved by the Invesco audit committee.

Information about all Service Affiliate engagements of the Auditor for non-audit services, whether or not subject to pre-approval by the Audit Committee, shall be provided to the Audit Committee at least quarterly, to allow the Audit Committee to consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds. The Funds’ Treasurer and Auditor shall provide the Audit Committee with sufficiently detailed information about the scope of services provided and the fees for such services, to ensure that the Audit Committee can adequately consider whether the provision of such services is compatible with maintaining the Auditor’s independence from the Funds.

VI.	Pre-Approved Fee Levels or Established Amounts

Pre-approved fee levels or ranges for audit and non-audit services to be provided by the Auditor to the Funds, and for a Service Affiliate’s Covered Engagement, under general pre-approval or specific pre-approval will be set periodically by the Audit Committee. Any proposed fees exceeding 110% of the maximum pre-approved fee levels or ranges for such services or engagements will be promptly presented to the Audit Committee and will require specific pre-approval by the Audit Committee before payment of any additional fees is made.

VII.	Delegation

The Audit Committee hereby delegates, subject to the dollar limitations set forth below, specific authority to its Chair, or in his or her absence, Vice Chair, to pre-approve audit and non-audit services proposed to be provided by the Auditor to the Funds and/or a Service Affiliate’s Covered Engagement, between Audit Committee meetings. Such delegation does not preclude the Chair or Vice Chair from declining, on a case by case basis, to exercise his or her delegated authority and instead convening the Audit Committee to consider and pre-approve any proposed services or engagements.

Notwithstanding the foregoing, the Audit Committee must pre-approve: (a) any non-audit services to be provided to the Funds for which the fees are estimated to exceed $500,000; (b) any Service Affiliate’s Covered Engagement for which the fees are estimated to exceed $500,000; or (c) any cost increase to any previously approved service or engagement that exceeds the greater of $250,000 or 50% of the previously approved fees up to a maximum increase of $500,000.

VIII.	Compliance with Procedures

Notwithstanding anything herein to the contrary, failure to pre-approve any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X shall not constitute a violation of these Procedures. The Audit Committee has designated the Funds’ Treasurer to ensure services and engagements are pre-approved in compliance with these Procedures. The Funds’ Treasurer will immediately report to the Chair of the Audit Committee, or the Vice Chair in his or her absence, any breach of these Procedures that comes to the attention of the Funds’ Treasurer or any services or engagements that are not required to be pre-approved pursuant to the de minimis exception provided for in Rule 2-01(c)(7)(i)(C) of Regulation S-X.

On at least an annual basis, the Auditor will provide the Audit Committee with a summary of all non-audit services provided to any entity in the investment company complex (as defined in section 2-01(f)(14) of Regulation S-X, including the Funds and Service Affiliates) that were not pre-approved, including the nature of services provided and the associated fees.

IX.	Amendments to Procedures

All material amendments to these Procedures must be approved in advance by the Audit Committee. Non-material amendments to these Procedures may be made by the Legal and Compliance Departments and will be reported to the Audit Committee at the next regularly scheduled meeting of the Audit Committee.

Appendix I

Non-Audit Services That May Impair the Auditor’s Independence

The Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services:

•	Management functions;

•	Human resources;

•	Broker-dealer, investment adviser, or investment banking services ;

•	Legal services;

•	Expert services unrelated to the audit;

•	Any service or product provided for a contingent fee or a commission;

•	Services related to marketing, planning, or opining in favor of the tax treatment of confidential transactions or aggressive tax position transactions, a significant purpose of which is tax avoidance;

•	Tax services for persons in financial reporting oversight roles at the Fund; and

•	Any other service that the Public Company Oversight Board determines by regulation is impermissible.

An Auditor is not independent if, at any point during the audit and professional engagement, the Auditor provides the following non-audit services unless it is reasonable to conclude that the results of the services will not be subject to audit procedures during an audit of the Funds’ financial statements:

•	Bookkeeping or other services related to the accounting records or financial statements of the audit client;

•	Financial information systems design and implementation;

•	Appraisal or valuation services, fairness opinions, or contribution-in-kind reports;

•	Actuarial services; and

•	Internal audit outsourcing services.

(e)(2) There were no amounts that were pre-approved by the Audit Committee pursuant to the de minimus exception under Rule 2-01 of Regulation S-X.

(f) Not applicable.

(g) In addition to the amounts shown in the tables above, PwC billed Invesco and Invesco Affiliates aggregate fees of $5,769,000 for the fiscal year ended August 31, 2020 and $3,211,000 for the fiscal year ended August 31, 2019. In total, PwC billed the Registrant, Invesco and Invesco Affiliates aggregate non-audit fees of $6,512,982 for the fiscal year ended August 31, 2020 and $3,950,140 for the fiscal year ended August 31, 2019.

PwC provided audit services to the Investment Company complex of approximately $32 million.

(h) The Audit Committee also has considered whether the provision of non-audit services that were rendered to Invesco and Invesco Affiliates that were not required to be pre-approved pursuant to SEC regulations, if any, is compatible with maintaining PwC’s independence.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Investments in securities of unaffiliated issuers is included as part of the reports to stockholders filed under Item 1 of this Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

None

ITEM 11.	CONTROLS AND PROCEDURES.

(a)

As of October 14, 2020, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officer (“PEO”) and Principal Financial Officer (“PFO”), to assess the effectiveness of the Registrant’s disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”), as amended. Based on that evaluation, the Registrant’s officers, including the PEO and PFO, concluded that, as of October 14, 2020, the Registrant’s disclosure controls and procedures were reasonably designed to ensure: (1) that information required to be disclosed by the Registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

(b)

There have been no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by the report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

13(a) (1)	Code of Ethics.

13(a) (2)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

13(a) (3)	Not applicable.

13(a) (4)	Not applicable.

13(b)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(b) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:    AIM Treasurer’s Series Trust (Invesco Treasurer’s Series Trust)

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Sheri Morris
Sheri Morris
Principal Executive Officer

Date:	November 6, 2020

By:	/s/ Kelli Gallegos
Kelli Gallegos
Principal Financial Officer

Date:	November 6, 2020